UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Fund Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Apple, Inc.	7.2
Amazon.com, Inc.	6.0
Microsoft Corp.	5.8
Facebook, Inc. Class A	3.5
Alphabet, Inc. Class C	2.9
Alphabet, Inc. Class A	2.5
Intel Corp.	2.0
Cisco Systems, Inc.	1.6
PepsiCo, Inc.	1.3
NVIDIA Corp.	1.2
34.0

Top Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	44.7
Consumer Discretionary	16.6
Health Care	10.5
Financials	6.7
Consumer Staples	4.1
Industrials	4.0
Real Estate	1.0
Telecommunication Services	0.6
Energy	0.5
Materials	0.5

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.9%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 0.2%
ADOMANI, Inc. (a)	20,373	$31,171
Cdti Advanced Matls, Inc. (a)(b)	6,822	4,448
China Automotive Systems, Inc. (b)	13,333	60,665
China XD Plastics Co. Ltd. (b)	20,593	81,342
Dorman Products, Inc. (a)(b)	16,706	1,077,871
Fox Factory Holding Corp. (b)	24,978	992,876
Gentex Corp.	127,430	3,062,143
Gentherm, Inc. (a)(b)	26,604	941,782
Kandi Technolgies, Inc. (a)(b)	45,300	249,150
Motorcar Parts of America, Inc. (a)(b)	16,549	354,976
Shiloh Industries, Inc. (b)	6,437	66,816
SORL Auto Parts, Inc. (a)(b)	7,832	35,714
Strattec Security Corp.	1,501	56,588
The Goodyear Tire & Rubber Co.	110,571	2,701,250
Visteon Corp. (b)	13,600	1,699,456
VOXX International Corp. (b)	10,039	56,218
Workhorse Group, Inc. (a)(b)	7,435	19,405
		11,491,871
Automobiles - 0.4%
Tesla, Inc. (a)(b)	75,528	21,505,087
Distributors - 0.1%
Core-Mark Holding Co., Inc.	29,431	574,493
Educational Development Corp. (a)	5,450	123,170
LKQ Corp. (b)	158,810	5,045,394
Pool Corp.	19,859	2,838,248
Weyco Group, Inc.	11,733	406,783
		8,988,088
Diversified Consumer Services - 0.1%
American Public Education, Inc. (b)	7,614	324,356
Ascent Capital Group, Inc. (b)	4,553	8,924
Cambium Learning Group, Inc. (b)	24,233	242,572
Capella Education Co.	7,910	751,055
Career Education Corp. (b)	32,711	503,422
Collectors Universe, Inc.	6,290	93,721
Grand Canyon Education, Inc. (b)	25,344	2,815,718
Houghton Mifflin Harcourt Co. (b)	79,374	539,743
Laureate Education, Inc. Class A (b)	30,412	493,587
Liberty Tax, Inc. (a)	15,026	157,773
Lincoln Educational Services Corp. (b)	11,240	20,569
National American University Holdings, Inc.	1,594	1,849
Strayer Education, Inc. (a)	7,659	837,129
Tarena International, Inc. ADR (a)	26,977	259,249
Xpresspa Group, Inc. (a)(b)	8,159	3,353
		7,053,020
Hotels, Restaurants & Leisure - 1.9%
BJ's Restaurants, Inc.	14,643	820,008
Bloomin' Brands, Inc.	43,364	920,184
Bojangles', Inc. (a)(b)	17,912	265,098
Caesars Entertainment Corp. (a)(b)	65,224	792,472
Carrols Restaurant Group, Inc. (b)	16,735	214,208
Century Casinos, Inc. (b)	18,295	155,325
China Lodging Group Ltd. ADR	72,636	3,196,710
Churchill Downs, Inc. (a)	8,193	2,452,984
Chuy's Holdings, Inc. (a)(b)	9,648	284,134
Cracker Barrel Old Country Store, Inc. (a)	11,907	1,865,946
Dave & Buster's Entertainment, Inc. (a)(b)	26,116	1,087,470
Del Frisco's Restaurant Group, Inc. (b)	13,130	173,973
Del Taco Restaurants, Inc. (b)	48,103	579,160
Denny's Corp. (b)	54,789	835,532
Diversified Restaurant Holdings, Inc. (a)(b)	14,071	17,448
Dunkin' Brands Group, Inc. (a)	38,101	2,439,607
El Pollo Loco Holdings, Inc. (a)(b)	18,252	193,471
Eldorado Resorts, Inc. (a)(b)	21,670	979,484
Empire Resorts, Inc. (a)(b)	17,333	393,459
Famous Dave's of America, Inc. (a)(b)	1,737	11,898
Fiesta Restaurant Group, Inc. (a)(b)	12,371	307,419
Gaming Partners International Corp.	2,789	23,707
Golden Entertainment, Inc. (a)(b)	10,381	316,828
Good Times Restaurants, Inc. (b)	8,038	26,525
Habit Restaurants, Inc. Class A (a)(b)	20,233	178,050
ILG, Inc.	61,488	2,105,349
Inspired Entertainment, Inc. (a)(b)	11,329	74,205
International Speedway Corp. Class A	17,345	723,287
Jack in the Box, Inc. (a)	16,563	1,336,137
Jamba, Inc. (b)	10,202	101,510
Kona Grill, Inc. (a)(b)	389	1,109
Lindblad Expeditions Holdings (b)	42,313	507,756
Marriott International, Inc. Class A (a)	155,450	21,041,712
Melco Crown Entertainment Ltd. sponsored ADR	87,317	2,851,773
Monarch Casino & Resort, Inc. (b)	11,718	521,920
Nathan's Famous, Inc.	2,069	177,003
Noodles & Co. (b)	13,827	119,604
Papa John's International, Inc. (a)	17,421	894,568
Papa Murphy's Holdings, Inc. (a)(b)	5,342	29,782
Peak Resorts, Inc.	8,205	41,025
Penn National Gaming, Inc. (a)(b)	45,325	1,544,676
Pinnacle Entertainment, Inc. (b)	34,816	1,180,611
Playa Hotels & Resorts NV (b)	60,091	630,355
Potbelly Corp. (a)(b)	13,868	184,444
Rave Restaurant Group, Inc. (a)(b)	4,931	5,967
RCI Hospitality Holdings, Inc.	4,425	141,379
Red Robin Gourmet Burgers, Inc. (a)(b)	6,025	303,359
Red Rock Resorts, Inc.	19,904	685,494
Ruth's Hospitality Group, Inc.	35,026	929,940
Scientific Games Corp. Class A (a)(b)	44,319	2,628,117
Sonic Corp. (a)	29,087	706,232
Starbucks Corp.	616,526	34,938,528
Texas Roadhouse, Inc. Class A (a)	36,886	2,285,825
The Cheesecake Factory, Inc. (a)	24,411	1,264,734
The Stars Group, Inc. (b)	68,790	2,329,077
Town Sports International Holdings, Inc. (b)	11,510	131,214
Tuniu Corp. Class A sponsored ADR (a)(b)	18,162	122,957
Wendy's Co. (a)	138,066	2,224,243
Wingstop, Inc. (a)	19,182	970,801
Wynn Resorts Ltd.	45,306	8,880,429
		111,146,222
Household Durables - 0.2%
AV Homes, Inc. (a)(b)	10,548	193,556
Bassett Furniture Industries, Inc.	4,936	136,480
Cavco Industries, Inc. (a)(b)	6,412	1,331,131
Flexsteel Industries, Inc.	3,693	137,638
Garmin Ltd. (a)	97,881	5,881,669
GoPro, Inc. Class A (a)(b)	47,479	263,034
Green Brick Partners, Inc. (b)	26,169	308,794
Helen of Troy Ltd. (b)	12,508	1,123,218
Hooker Furniture Corp.	5,310	198,063
iRobot Corp. (a)(b)	12,667	790,547
LGI Homes, Inc. (a)(b)	10,122	616,531
Lifetime Brands, Inc.	11,982	130,604
Live Ventures, Inc. (b)	1,151	14,215
Nova LifeStyle, Inc. (a)(b)	8,342	15,516
PICO Holdings, Inc.	11,230	124,092
SodaStream International Ltd. (b)	12,867	1,071,306
Turtle Beach Corp. (a)(b)	2,923	50,860
Universal Electronics, Inc. (b)	6,788	201,264
Vuzix Corp. (a)(b)	9,564	60,731
Zagg, Inc. (b)	13,152	199,910
		12,849,159
Internet & Direct Marketing Retail - 8.8%
1-800-FLOWERS.com, Inc. Class A (b)	46,572	586,807
Amazon.com, Inc. (b)	213,519	347,954,833
CafePress, Inc. (b)	7,596	10,938
Cnova NV (a)(b)	182,614	1,004,377
Ctrip.com International Ltd. ADR (b)	203,885	9,193,175
Duluth Holdings, Inc. (a)(b)	32,669	566,480
EVINE Live, Inc. (b)	96,670	114,071
Expedia, Inc.	61,107	7,395,780
Gaia, Inc. Class A (a)(b)	34,092	647,748
Groupon, Inc. (a)(b)	292,739	1,408,075
JD.com, Inc. sponsored ADR (a)(b)	410,367	14,436,711
Lands' End, Inc. (a)(b)	22,684	448,009
Liberty Expedia Holdings, Inc. (b)	30,746	1,334,684
Liberty Interactive Corp. QVC Group (b)	141	2,899
Liberty Interactive Corp. QVC Group Series A (b)	203,333	4,133,760
Liberty TripAdvisor Holdings, Inc. (b)	68,670	1,006,016
MakeMyTrip Ltd. (a)(b)	32,196	1,126,860
Netflix, Inc. (b)	192,689	67,749,452
NutriSystem, Inc. (a)	21,203	790,872
Overstock.com, Inc. (a)(b)	12,677	423,729
PetMed Express, Inc. (a)	13,780	495,667
Shutterfly, Inc. (a)(b)	16,330	1,537,306
The Booking Holdings, Inc. (b)	21,230	44,772,372
TripAdvisor, Inc. (a)(b)	64,661	3,371,425
U.S. Auto Parts Network, Inc. (b)	24,544	41,970
		510,554,016
Leisure Products - 0.2%
American Outdoor Brands Corp. (a)(b)	37,314	469,783
Clarus Corp. (b)	14,880	109,368
Escalade, Inc.	6,771	97,502
Hasbro, Inc.	54,309	4,711,306
Johnson Outdoors, Inc. Class A	6,303	478,272
Malibu Boats, Inc. Class A (b)	15,436	661,896
Mattel, Inc. (a)	172,382	2,675,369
MCBC Holdings, Inc. (b)	21,064	621,177
Summer Infant, Inc. (b)	1,750	2,188
		9,826,861
Media - 3.4%
AirMedia Group, Inc. ADR (a)(b)	20,876	15,031
AMC Networks, Inc. Class A (b)	27,432	1,568,287
Beasley Broadcast Group, Inc. Class A	6,549	74,004
Central European Media Enterprises Ltd. Class A (a)(b)	64,971	246,890
Charter Communications, Inc. Class A (a)(b)	106,329	27,756,122
Comcast Corp. Class A	2,061,059	64,263,820
Criteo SA sponsored ADR (a)(b)	29,445	711,097
Daily Journal Corp. (a)(b)	886	200,236
Discovery Communications, Inc.:
Class A (a)(b)	80,907	1,706,329
Class B (b)	615	16,882
Class C (non-vtg.) (a)(b)	114,335	2,260,403
DISH Network Corp. Class A (a)(b)	101,196	2,990,342
Emmis Communications Corp. Class A (b)	7,203	38,968
Fluent, Inc. (a)(b)	26,534	74,295
GCI Liberty, Inc. (b)	47,961	2,004,770
Global Eagle Entertainment, Inc. (a)(b)	9,969	22,530
Hemisphere Media Group, Inc. (b)	14,863	180,585
Insignia Systems, Inc. (b)	7,572	13,857
iQIYI, Inc. ADR (a)(b)	82,638	2,090,741
Liberty Broadband Corp.:
Class A (b)	12,517	854,786
Class C (b)	77,702	5,351,337
Liberty Global PLC:
Class A (a)(b)	99,819	2,845,840
Class B (a)(b)	327	9,156
Class C (b)	259,941	7,195,167
Liberty Latin America Ltd. (a)(b)	63,520	1,364,410
Liberty Latin America Ltd. Class A (a)(b)	21,398	463,695
Liberty Media Corp.:
Class B (b)	5	230
Liberty Braves Class A (b)	5,015	125,174
Liberty Braves Class C (a)(b)	33,245	830,460
Liberty Formula One Group Series C (a)(b)	87,039	2,748,692
Liberty Media Class A (a)(b)	26,611	805,515
Liberty SiriusXM Series A (b)	61,370	2,838,363
Liberty SiriusXM Series C (b)	106,033	4,897,664
Loral Space & Communications Ltd. (b)	15,517	595,853
MDC Partners, Inc. Class A (b)	25,894	107,460
News Corp.:
Class A	189,539	2,848,771
Class B	97,194	1,501,647
Nexstar Broadcasting Group, Inc. Class A (a)	21,749	1,441,959
Reading International, Inc. Class A (b)	14,207	222,197
Salem Communications Corp. Class A	10,029	38,110
Scholastic Corp.	20,457	920,360
Sinclair Broadcast Group, Inc. Class A (a)	35,304	967,330
Sirius XM Holdings, Inc. (a)	1,997,051	14,179,062
tronc, Inc. (b)	17,961	288,094
Twenty-First Century Fox, Inc.:
Class A	470,765	18,147,991
Class B	355,145	13,555,885
Urban One, Inc. Class D (non-vtg.) (b)	18,618	38,167
Viacom, Inc.:
Class A (a)	23,842	762,944
Class B (non-vtg.)	179,459	4,863,339
VisionChina Media, Inc. ADR (b)(c)	1,079	0
		197,044,847
Multiline Retail - 0.2%
Dollar Tree, Inc. (b)	106,811	8,821,520
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	31,439	2,222,737
		11,044,257
Specialty Retail - 0.8%
America's Car Mart, Inc. (b)	3,745	233,688
Ascena Retail Group, Inc. (a)(b)	118,628	386,727
Bed Bath & Beyond, Inc. (a)	68,395	1,242,053
Big 5 Sporting Goods Corp. (a)	962	7,888
Citi Trends, Inc.	7,084	212,591
Conn's, Inc. (a)(b)	13,906	321,924
DavidsTea, Inc. (a)(b)	13,680	51,984
Destination XL Group, Inc. (a)(b)	28,678	48,753
Finish Line, Inc. Class A (a)	21,630	294,384
Five Below, Inc. (a)(b)	26,182	1,851,329
Hibbett Sports, Inc. (a)(b)	12,390	327,716
Kirkland's, Inc. (b)	8,678	111,339
Michaels Companies, Inc. (a)(b)	87,115	1,599,431
Monro, Inc. (a)	15,072	845,539
O'Reilly Automotive, Inc. (a)(b)	37,755	10,171,575
Office Depot, Inc.	277,204	654,201
Rent-A-Center, Inc. (a)	24,995	237,203
Ross Stores, Inc.	173,757	13,705,952
Sears Hometown & Outlet Stores, Inc. (a)(b)	16,989	40,774
Shoe Carnival, Inc. (a)	5,680	182,953
Sleep Number Corp. (a)(b)	19,360	541,499
Sportsman's Warehouse Holdings, Inc. (b)	4,732	24,512
Tandy Leather Factory, Inc. (b)	5,773	42,432
The Children's Place Retail Stores, Inc. (a)	8,885	1,143,944
Tile Shop Holdings, Inc.	23,385	168,372
Tractor Supply Co. (a)	59,644	4,432,146
Trans World Entertainment Corp. (b)	3,661	4,027
TravelCenters of America LLC (b)	31,175	101,319
Ulta Beauty, Inc. (b)	27,868	6,880,888
Urban Outfitters, Inc. (b)	56,852	2,361,632
Winmark Corp.	2,210	316,472
Zumiez, Inc. (b)	11,357	275,407
		48,820,654
Textiles, Apparel & Luxury Goods - 0.3%
Carbon Black, Inc.	29,100	684,141
Charles & Colvard Ltd. (b)	4,097	4,671
Columbia Sportswear Co.	39,145	3,409,921
Crocs, Inc. (a)(b)	36,417	649,679
Crown Crafts, Inc.	8,885	51,089
Differential Brands Group, Inc. (b)	3,423	2,902
G-III Apparel Group Ltd. (a)(b)	22,986	963,113
Kingold Jewelry, Inc. (a)(b)	26,949	34,225
Lakeland Industries, Inc. (b)	4,094	58,544
lululemon athletica, Inc. (b)	61,951	6,507,953
Newmark Group, Inc.	63,959	858,969
Perry Ellis International, Inc. (b)	7,581	208,478
PetIQ, Inc. Class A (a)	7,223	138,320
Rocky Brands, Inc.	3,022	85,220
Sequential Brands Group, Inc. (a)(b)	4,522	9,315
Steven Madden Ltd.	28,844	1,524,405
Superior Group of Companies, Inc.	8,722	206,275
Vera Bradley, Inc. (a)(b)	18,019	209,921
		15,607,141

TOTAL CONSUMER DISCRETIONARY		965,931,223

CONSUMER STAPLES - 4.1%
Beverages - 1.6%
Celsius Holdings, Inc. (a)(b)	20,516	94,579
Coca-Cola Bottling Co. Consolidated (a)	3,557	453,197
Craft Brew Alliance, Inc. (b)	9,106	178,933
MGP Ingredients, Inc. (a)	7,915	700,873
Monster Beverage Corp. (b)	253,852	12,987,068
National Beverage Corp. (a)	22,192	2,092,262
New Age Beverages Corp. (a)(b)	1,628	2,914
PepsiCo, Inc.	720,048	72,184,812
Primo Water Corp. (b)	35,109	596,151
		89,290,789
Food & Staples Retailing - 1.3%
Andersons, Inc.	13,631	440,281
Casey's General Stores, Inc. (a)	19,834	1,919,931
Chefs' Warehouse Holdings (a)(b)	14,483	393,938
China Jo-Jo Drugstores, Inc. (b)	8,777	13,253
Costco Wholesale Corp. (a)	197,334	39,119,492
G Willi-Food International Ltd. (b)	4,242	30,500
Ingles Markets, Inc. Class A (a)	15,811	453,776
PriceSmart, Inc. (a)	18,428	1,559,930
SpartanNash Co.	18,179	450,112
Sprouts Farmers Market LLC (a)(b)	68,490	1,486,233
United Natural Foods, Inc. (a)(b)	28,795	1,312,476
Walgreens Boots Alliance, Inc.	447,414	27,914,159
		75,094,081
Food Products - 1.2%
Alico, Inc.	5,485	172,229
Bridgford Foods Corp. (b)	457	6,901
Cal-Maine Foods, Inc. (b)	20,279	974,406
Calavo Growers, Inc. (a)	8,127	715,176
Farmer Brothers Co. (b)	15,818	461,886
Freshpet, Inc. (a)(b)	16,233	370,112
Future FinTech Group, Inc. (a)(b)	213	458
Hostess Brands, Inc. Class A (a)(b)	46,604	635,213
J&J Snack Foods Corp. (a)	11,688	1,655,255
John B. Sanfilippo & Son, Inc.	4,208	285,387
Lancaster Colony Corp. (a)	14,330	1,807,013
Landec Corp. (b)	22,245	313,655
Lifeway Foods, Inc. (b)	8,620	43,962
Limoneira Co.	8,821	213,645
Mondelez International, Inc.	658,789	25,870,644
Origin Agritech Ltd. (a)(b)	10,619	7,715
Pilgrim's Pride Corp. (a)(b)	127,306	2,481,194
Pingtan Marine Enterprise Ltd. (a)	37,129	130,323
S&W Seed Co. (a)(b)	10,249	35,359
Sanderson Farms, Inc. (a)	10,782	1,055,342
Seneca Foods Corp. Class A (b)	5,997	162,519
SunOpta, Inc. (b)	40,279	330,288
The Hain Celestial Group, Inc. (a)(b)	47,510	1,212,455
The Kraft Heinz Co.	536,098	30,814,913
The Simply Good Foods Co. (a)	32,491	430,506
		70,186,556
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)(b)	24,373	926,418
WD-40 Co. (a)	6,602	908,105
		1,834,523
Personal Products - 0.0%
Inter Parfums, Inc.	19,187	1,022,667
LifeVantage Corp. (a)(b)	12,732	60,859
Mannatech, Inc.	1,439	30,363
Natural Alternatives International, Inc. (b)	3,874	42,420
Natural Health Trends Corp. (a)	6,237	137,463
Nature's Sunshine Products, Inc. (b)	9,832	88,980
Neptune Technologies & Bioressources, Inc. (a)(b)	76,890	217,043
Reliv International, Inc. (b)	131	609
United-Guardian, Inc.	2,237	42,839
Veru, Inc. (a)(b)	6,933	14,421
		1,657,664

TOTAL CONSUMER STAPLES		238,063,613

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Archrock, Inc.	1	12
CSI Compressco LP	27,393	161,345
Dawson Geophysical Co.	7,993	56,750
ENGlobal Corp. (b)	12,532	13,911
Geospace Technologies Corp. (b)	5,591	62,004
Gulf Island Fabrication, Inc.	4,642	48,741
Mammoth Energy Services, Inc. (a)(b)	24,626	929,878
Matrix Service Co. (b)	12,700	246,380
Mitcham Industries, Inc. (b)	6,441	25,828
NCS Multistage Holdings, Inc. (a)(b)	20,000	304,400
Ocean Rig UDW, Inc. (United States) (b)	40,000	1,060,800
Patterson-UTI Energy, Inc.	120,358	2,489,003
PHI, Inc. (non-vtg.) (b)	5,044	57,502
Profire Energy, Inc. (b)	42,605	199,391
RigNet, Inc. (b)	10,255	121,522
SAExploration Holdings, Inc. (a)(b)	7,848	10,987
SAExploration Holdings, Inc.:
warrants 7/27/21 (b)(d)	30	0
warrants 7/27/21 (b)(d)	30	1
Smart Sand, Inc. (a)(b)	18,093	110,729
Synthesis Energy Systems, Inc. (a)(b)	7,185	23,279
		5,922,463
Oil, Gas & Consumable Fuels - 0.4%
Abraxas Petroleum Corp. (b)	86,340	233,118
Aemetis, Inc. (b)	5,390	8,570
Alliance Holdings GP, LP	29,832	846,334
Alliance Resource Partners LP	61,532	1,184,491
Alta Mesa Resources, Inc. Class A (a)(b)	70,482	473,639
Amplify Energy Corp. warrants 5/4/22	717	172
Approach Resources, Inc. (a)(b)	70,356	211,772
Blueknight Energy Partners LP	24,490	90,613
Calumet Specialty Products Partners LP (b)	49,104	387,922
Capital Product Partners LP	39,425	121,035
Carrizo Oil & Gas, Inc. (a)(b)	46,912	1,184,997
Centennial Resource Development, Inc. Class A (a)(b)	155,281	2,732,946
Clean Energy Fuels Corp. (b)	69,755	220,426
Diamondback Energy, Inc. (a)	49,561	5,984,986
Dorchester Minerals LP	14,797	301,119
Extraction Oil & Gas, Inc. (a)(b)	82,516	1,399,471
Gevo, Inc. (a)(b)	2,306	544
Golar LNG Ltd. (a)	47,565	1,235,739
Golar LNG Partners LP	20,690	346,971
Green Plains Partners LP	7,983	138,904
Green Plains, Inc. (a)	18,786	401,081
Gulfport Energy Corp. (a)(b)	87,362	970,592
Hallador Energy Co.	17,199	128,821
Hongli Clean Energy Technologies Corp. (a)(b)(c)	448	2,074
Isramco, Inc. (b)	1,333	149,829
Legacy Reserves LP (b)	25,959	147,447
Lonestar Resources U.S., Inc. (b)	8,876	62,487
Marine Petroleum Trust	339	1,420
Martin Midstream Partners LP	24,013	362,596
Mid-Con Energy Partners LP (b)	9,638	18,312
Nextdecade Corp. (a)(b)	60,743	414,267
Pacific Ethanol, Inc. (b)	18,137	60,759
PDC Energy, Inc. (b)	32,320	1,955,037
Penn Virginia Corp. (b)	22,811	1,573,047
PrimeEnergy Corp. (b)	309	20,440
Ramaco Resources, Inc. (b)	9,668	78,117
Renewable Energy Group, Inc. (a)(b)	19,160	342,006
StealthGas, Inc. (b)	17,223	68,375
Tellurian, Inc. (a)(b)	105,143	1,176,550
Torchlight Energy Resources, Inc. (a)(b)	26,806	34,044
TransGlobe Energy Corp. (b)	26,813	68,242
U.S. Energy Corp. (b)	529	677
Ultra Petroleum Corp. (a)(b)	91,937	163,648
Vertex Energy, Inc. (b)	16,128	16,289
Viper Energy Partners LP	19,160	624,233
Westwater Resources, Inc. (b)	11,627	4,318
Zion Oil & Gas, Inc. (a)(b)	18,712	66,615
Zion Oil & Gas, Inc. rights 5/31/18 (a)(b)(c)	1,871	4,303
		26,019,395

TOTAL ENERGY		31,941,858

FINANCIALS - 6.7%
Banks - 3.1%
1st Constitution Bancorp	4,489	96,514
1st Source Corp.	12,579	668,951
Access National Corp.	9,903	283,523
ACNB Corp.	2,277	71,726
Allegiance Bancshares, Inc. (b)	5,819	253,417
American National Bankshares, Inc.	1,726	68,522
American River Bankshares	3,241	50,560
Ameris Bancorp	22,837	1,272,021
Ames National Corp.	5,624	170,126
Anchor Bancorp (b)	1,380	35,190
Arrow Financial Corp.	3,788	141,671
Atlantic Capital Bancshares, Inc. (b)	12,229	256,809
BancFirst Corp.	20,722	1,238,140
Bancorp, Inc., Delaware (b)	24,909	281,970
Bank of Commerce Holdings	7,378	87,798
Bank of Marin Bancorp	3,736	289,540
Bank of the Ozarks, Inc. (a)	64,972	3,088,769
Bankwell Financial Group, Inc.	3,662	113,485
Banner Corp.	18,981	1,137,911
BCB Bancorp, Inc.	6,086	94,942
Blue Hills Bancorp, Inc.	17,058	347,983
BOK Financial Corp.	31,427	3,172,556
Boston Private Financial Holdings, Inc.	54,176	920,992
Bridge Bancorp, Inc.	15,093	557,686
Brookline Bancorp, Inc., Delaware	43,929	799,508
Bryn Mawr Bank Corp.	10,749	504,666
C & F Financial Corp.	2,556	154,382
Camden National Corp.	7,154	327,081
Capital City Bank Group, Inc.	13,799	311,029
Capstar Financial Holdings, Inc. (a)(b)	8,430	170,708
Carolina Financial Corp.	11,553	505,675
Cathay General Bancorp	36,970	1,559,764
Centerstate Banks of Florida, Inc.	43,356	1,333,197
Central Valley Community Bancorp	5,892	126,442
Century Bancorp, Inc. Class A (non-vtg.)	2,015	160,999
Chemical Financial Corp. (a)	32,614	1,830,298
Chemung Financial Corp.	3,113	163,433
Citizens Holding Co.	1,310	29,475
City Holding Co. (a)	13,660	1,014,801
Civista Bancshares, Inc.	5,014	121,489
CNB Financial Corp., Pennsylvania	9,872	300,010
CoBiz, Inc.	22,399	499,946
Codorus Valley Bancorp, Inc.	5,029	150,870
Colony Bankcorp, Inc.	3,020	47,867
Columbia Banking Systems, Inc. (a)	34,482	1,466,175
Commerce Bancshares, Inc. (a)	48,218	3,113,918
Community Bankers Trust Corp. (b)	16,444	160,329
Community Financial Corp.	1,585	58,312
Community Trust Bancorp, Inc.	10,703	546,388
ConnectOne Bancorp, Inc.	20,190	529,988
County Bancorp, Inc.	2,710	74,715
CVB Financial Corp. (a)	79,308	1,839,153
DNB Financial Corp. (a)	2,276	82,050
Eagle Bancorp Montana, Inc.	2,037	39,823
Eagle Bancorp, Inc. (b)	17,253	1,044,669
East West Bancorp, Inc.	69,782	4,848,453
Enterprise Bancorp, Inc.	6,421	257,482
Enterprise Financial Services Corp.	12,496	682,282
Equity Bancshares, Inc. (b)	5,182	206,295
Farmers & Merchants Bancorp, Inc. (a)	5,124	211,877
Farmers Capital Bank Corp.	6,813	361,430
Farmers National Banc Corp.	15,930	251,694
Fidelity Southern Corp.	12,466	304,420
Fifth Third Bancorp (a)	332,697	10,173,874
Financial Institutions, Inc.	6,663	212,217
First Bancorp, North Carolina	16,272	677,078
First Bancshares, Inc.	8,966	307,982
First Bank Hamilton New Jersey	4,892	66,531
First Busey Corp.	31,195	1,001,671
First Citizen Bancshares, Inc. (a)	5,292	2,324,723
First Community Bancshares, Inc.	10,113	348,393
First Community Corp.	3,289	77,127
First Connecticut Bancorp, Inc.	7,295	187,117
First Financial Bancorp, Ohio (a)	46,840	1,473,118
First Financial Bankshares, Inc. (a)	43,858	2,306,931
First Financial Corp., Indiana	1,204	52,494
First Financial Northwest, Inc.	5,694	98,962
First Foundation, Inc. (b)	19,894	385,745
First Guaranty Bancshares, Inc. (a)	6,656	179,779
First Hawaiian, Inc.	74,674	2,186,455
First Internet Bancorp	4,576	161,533
First Interstate Bancsystem, Inc.	28,441	1,241,450
First Merchants Corp.	31,862	1,449,402
First Mid-Illinois Bancshares, Inc.	10,420	390,333
First Midwest Bancorp, Inc., Delaware	61,718	1,621,332
First Northwest Bancorp (b)	3,990	65,077
First of Long Island Corp.	11,032	281,316
Flushing Financial Corp.	14,105	376,462
FNB Bancorp California	4,582	173,337
Fulton Financial Corp. (a)	80,478	1,404,341
German American Bancorp, Inc. (a)	11,374	410,260
Glacier Bancorp, Inc. (a)	45,158	1,760,710
Great Southern Bancorp, Inc.	7,979	458,793
Green Bancorp, Inc.	17,312	388,654
Grupo Financiero Galicia SA sponsored ADR (a)	32,676	1,381,868
Guaranty Bancorp	12,855	433,214
Guaranty Bancshares, Inc. Texas	5,682	184,949
Hancock Whitney Corp.	40,141	2,017,085
Hanmi Financial Corp.	20,339	609,153
HarborOne Bancorp, Inc. (b)	17,068	314,905
Hawthorn Bancshares, Inc.	733	15,906
Heartland Financial U.S.A., Inc.	16,454	902,502
Heritage Commerce Corp.	19,265	328,661
Heritage Financial Corp., Washington	17,126	550,601
Home Bancshares, Inc. (a)	84,666	1,949,011
HomeTrust Bancshares, Inc. (b)	8,698	233,976
Hope Bancorp, Inc.	84,817	1,525,858
Horizon Bancorp, Inc. Indiana	19,579	614,193
Howard Bancorp, Inc. (a)(b)	6,965	120,495
Huntington Bancshares, Inc.	508,087	7,555,254
IBERIABANK Corp.	25,157	2,010,044
Independent Bank Corp.	10,081	257,570
Independent Bank Corp., Massachusetts (a)	15,951	1,249,761
Independent Bank Group, Inc. (a)	15,541	1,169,460
International Bancshares Corp.	40,448	1,747,354
Investar Holding Corp.	6,123	167,464
Investors Bancorp, Inc.	139,853	1,865,639
Lakeland Bancorp, Inc.	41,150	827,115
Lakeland Financial Corp. (a)	16,292	794,887
Landmark Bancorp, Inc.	1,519	42,927
LCNB Corp.	3,483	68,093
LegacyTexas Financial Group, Inc. (a)	31,898	1,339,397
Live Oak Bancshares, Inc.	19,604	579,298
Macatawa Bank Corp.	1,936	23,406
MB Financial, Inc.	39,043	1,928,334
MBT Financial Corp.	15,269	161,851
Mercantile Bank Corp.	7,756	279,992
Midland States Bancorp, Inc.	8,981	291,344
MidWestOne Financial Group, Inc.	5,683	189,414
MutualFirst Financial, Inc.	3,641	139,814
National Bankshares, Inc.	3,435	165,395
National Commerce Corp. (b)	8,853	407,681
NBT Bancorp, Inc.	26,688	1,016,813
Nicolet Bankshares, Inc. (b)	5,764	327,568
Northeast Bancorp (a)	4,229	92,192
Northrim Bancorp, Inc.	3,584	142,285
Norwood Financial Corp. (a)	3,112	97,157
Oak Valley Bancorp Oakdale California	1,851	36,557
Old Line Bancshares, Inc.	7,945	273,149
Old National Bancorp, Indiana (a)	65,959	1,183,964
Old Point Financial Corp.	2,751	73,397
Old Second Bancorp, Inc.	15,740	235,313
Opus Bank	37,093	1,097,953
Orrstown Financial Services, Inc.	6,448	167,326
Pacific Mercantile Bancorp (b)	11,962	117,228
Pacific Premier Bancorp, Inc. (b)	28,317	1,169,492
PacWest Bancorp	59,706	3,168,000
Patriot National Bancorp, Inc.	1,723	34,805
PCSB Financial Corp.	9,334	190,787
Peapack-Gladstone Financial Corp.	8,324	287,178
Penns Woods Bancorp, Inc.	2,428	112,052
People's Utah Bancorp	10,817	394,280
Peoples Bancorp of North Carolina	2,809	89,242
Peoples Bancorp, Inc.	9,828	368,845
Peoples Financial Services Corp.	3,750	176,325
Peoples United Financial, Inc.	145,604	2,680,570
Pinnacle Financial Partners, Inc. (a)	37,423	2,509,212
Popular, Inc.	52,553	2,377,498
Preferred Bank, Los Angeles	8,037	511,957
Premier Financial Bancorp, Inc.	5,570	124,768
QCR Holdings, Inc.	5,973	287,003
Randolph Bancorp, Inc. (b)	3,346	53,369
Reliant Bancorp, Inc.	3,740	95,819
Renasant Corp. (a)	33,446	1,602,732
Republic Bancorp, Inc., Kentucky Class A	10,014	439,715
Republic First Bancorp, Inc. (a)(b)	27,005	232,243
S&T Bancorp, Inc. (a)	20,420	922,371
Salisbury Bancorp, Inc.	1,410	61,335
Sandy Spring Bancorp, Inc.	15,753	654,537
SB Financial Group, Inc.	2,487	46,420
Sb One Bancorp	5,449	164,832
Seacoast Banking Corp., Florida (a)(b)	30,778	959,658
Select Bancorp, Inc. New (b)	4,037	53,006
ServisFirst Bancshares, Inc. (a)	37,812	1,588,482
Shore Bancshares, Inc.	8,029	151,588
Sierra Bancorp	8,669	244,813
Signature Bank (b)	26,996	3,441,720
Simmons First National Corp. Class A (a)	43,204	1,382,528
SmartFinancial, Inc. (b)	5,662	134,812
Sound Financial Bancorp, Inc.	560	21,168
South State Corp. (a)	16,003	1,432,669
Southern First Bancshares, Inc. (b)	3,716	175,767
Southern National Bancorp of Virginia, Inc.	14,443	252,319
Southside Bancshares, Inc.	16,977	579,765
State Bank Financial Corp.	21,960	736,758
Stock Yards Bancorp, Inc.	11,371	451,429
Summit Financial Group, Inc.	8,817	227,302
Summit State Bank	1,203	18,707
SVB Financial Group (b)	25,619	7,996,458
Texas Capital Bancshares, Inc. (a)(b)	24,848	2,394,105
The Bank of Princeton	2,223	73,003
The First Bancorp, Inc.	5,070	146,929
TowneBank	47,337	1,498,216
Trico Bancshares	10,875	423,255
TriState Capital Holdings, Inc. (b)	12,981	333,612
Triumph Bancorp, Inc. (b)	11,384	467,313
Trustmark Corp. (a)	48,239	1,551,849
UMB Financial Corp. (a)	23,605	1,818,765
Umpqua Holdings Corp.(a)	99,178	2,334,650
Union Bankshares Corp.	34,602	1,422,142
Union Bankshares, Inc. (a)	2,141	108,656
United Bankshares, Inc., West Virginia (a)	48,047	1,751,313
United Community Bank, Inc.	45,447	1,475,210
United Security Bancshares, Inc.	3,330	36,663
Unity Bancorp, Inc.	5,218	120,797
Univest Corp. of Pennsylvania	12,949	376,816
Veritex Holdings, Inc. (b)	12,054	370,540
Washington Trust Bancorp, Inc. (a)	8,281	505,141
Wellesley Bancorp, Inc.	1,635	54,936
WesBanco, Inc.	24,408	1,137,169
West Bancorp., Inc.	5,383	134,306
Westamerica Bancorp. (a)	16,135	923,406
Wintrust Financial Corp.	26,084	2,402,597
Zions Bancorporation (a)	92,838	5,088,451
		177,994,041
Capital Markets - 2.1%
American Capital Senior Floating Ltd.	5,985	73,616
B. Riley Financial, Inc. (a)	14,066	298,199
BGC Partners, Inc. Class A	130,933	1,500,492
Brighthouse Financial, Inc. (a)	59,172	2,787,593
Capital Southwest Corp.	11,586	196,962
Capitala Finance Corp.	9,727	81,901
Carlyle Group LP	46,812	1,025,183
Cboe Global Markets, Inc.	39,877	3,890,400
China Internet Nationwide Financial Services, Inc. (a)	8,846	210,889
CM Finance, Inc.	10,178	97,200
CME Group, Inc.	170,690	27,805,401
Cowen Group, Inc. Class A (a)(b)	12,712	190,044
Diamond Hill Investment Group, Inc.	2,071	405,792
E*TRADE Financial Corp. (b)	129,133	8,180,576
Financial Engines, Inc.	38,695	1,727,732
Hamilton Lane, Inc. Class A	13,762	643,511
Harvest Capital Credit Corp.	3,546	36,347
Hennessy Advisors, Inc.	3,812	68,730
Horizon Technology Finance Corp.	5,112	51,069
iFresh, Inc. (a)(b)	6,078	36,590
Interactive Brokers Group, Inc.	39,462	2,872,044
INTL FCStone, Inc. (a)(b)	15,477	773,850
LPL Financial	46,309	3,184,670
MarketAxess Holdings, Inc. (a)	18,641	3,982,650
Morningstar, Inc.	21,585	2,590,416
Newtek Business Services Corp. (a)	21,227	428,149
Northern Trust Corp.	112,814	11,565,691
SEI Investments Co.	76,394	4,872,409
Siebert Financial Corp. (b)	1,559	12,776
Silvercrest Asset Management Group Class A	5,385	85,622
T. Rowe Price Group, Inc.	120,474	14,627,953
TD Ameritrade Holding Corp.	265,546	15,720,323
The NASDAQ OMX Group, Inc.	81,491	7,485,763
TheStreet.com, Inc. (b)	8,907	15,587
U.S. Global Investments, Inc. Class A (a)	15,643	36,135
Value Line, Inc.	1,597	32,211
Virtu Financial, Inc. Class A	21,544	668,941
Virtus Investment Partners, Inc. (a)	5,729	719,276
Wins Finance Holdings, Inc. (a)(b)	9,151	1,281,140
WisdomTree Investments, Inc. (a)	80,424	881,447
Yintech Investment Holdings Ltd. sponsored ADR	5,350	47,990
		121,193,270
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (b)	2,291	3,941
Consumer Portfolio Services, Inc. (b)	11,810	46,295
Credit Acceptance Corp. (a)(b)	9,786	3,454,556
Encore Capital Group, Inc. (a)(b)	11,714	462,117
EZCORP, Inc. (non-vtg.) Class A (a)(b)	23,324	289,218
Navient Corp.	148,246	2,047,277
Nicholas Financial, Inc. (b)	4,973	43,265
PRA Group, Inc. (a)(b)	21,422	826,889
SLM Corp. (b)	242,531	2,772,129
World Acceptance Corp. (a)(b)	4,117	444,018
		10,389,705
Diversified Financial Services - 0.0%
A-Mark Precious Metals, Inc.	3,619	49,906
Ability, Inc. (a)(b)	463	1,032
China Commercial Credit, Inc. (a)(b)	11,141	13,926
GDS Holdings Ltd. ADR (a)(b)	14,930	564,503
GTY Technology Holdings, Inc. Class A (b)	16,788	167,880
Landcadia Holdings, Inc. (b)	15,779	160,472
Marlin Business Services Corp.	10,171	298,519
RBB Bancorp	4,930	149,823
Varex Imaging Corp. (a)(b)	17,722	655,005
		2,061,066
Insurance - 0.8%
1347 Property Insurance Holdings, Inc. (b)	2,663	20,505
AMBAC Financial Group, Inc. (b)	21,434	397,172
American National Insurance Co. (a)	14,719	1,751,561
Amerisafe, Inc. (a)	8,938	533,152
AmTrust Financial Services, Inc. (a)	96,734	1,292,366
Arch Capital Group Ltd. (a)(b)	64,570	5,065,517
Atlas Financial Holdings, Inc. (b)	5,400	58,050
Baldwin & Lyons, Inc. Class B	6,937	161,632
Cincinnati Financial Corp. (a)	84,699	5,875,570
Conifer Holdings, Inc. (b)	3,170	19,179
Donegal Group, Inc. Class A	10,435	145,881
eHealth, Inc. (b)	8,272	176,276
EMC Insurance Group	11,623	299,525
Enstar Group Ltd. (a)(b)	7,699	1,564,822
Erie Indemnity Co. Class A (a)	25,271	2,855,876
Fanhua, Inc. ADR (a)	19,517	565,407
Federated National Holding Co.	9,090	206,888
Global Indemnity Ltd.	7,365	278,618
Greenlight Capital Re, Ltd. (b)	14,412	206,092
Hallmark Financial Services, Inc. (b)	9,995	98,551
Health Insurance Innovations, Inc. (a)(b)	5,343	170,442
Infinity Property & Casualty Corp.	5,071	733,774
Investors Title Co.	1,165	215,525
James River Group Holdings Ltd.	13,807	523,700
Kingstone Companies, Inc.	5,340	93,183
Kinsale Capital Group, Inc.	10,091	534,419
Maiden Holdings Ltd.	46,546	407,278
National General Holdings Corp.	50,855	1,392,410
National Western Life Group, Inc.	1,585	493,189
Navigators Group, Inc.	13,828	813,086
NI Holdings, Inc. (b)	11,932	194,969
Oxbridge Re Holdings Ltd.	1,344	2,083
Principal Financial Group, Inc.	137,081	7,649,120
Safety Insurance Group, Inc.	7,454	641,044
Selective Insurance Group, Inc.	27,122	1,541,886
State Auto Financial Corp. (a)	19,542	606,193
Tiptree, Inc.	15,939	105,197
Trupanion, Inc. (a)(b)	14,015	445,257
Unico American Corp. (b)	761	6,012
United Fire Group, Inc.	11,808	633,381
United Insurance Holdings Corp.	32,659	675,715
Willis Group Holdings PLC	65,779	9,942,496
WMI Holdings Corp. (a)(b)	75,317	101,678
		49,494,677
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	177,228	3,335,431
American Capital Mortgage Investment Corp.	22,010	439,100
Manhattan Bridge Capital, Inc.	5,249	38,055
New York Mortgage Trust, Inc. (a)	51,214	315,478
		4,128,064
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	12,778	966,017
Thrifts & Mortgage Finance - 0.4%
America First Tax Exempt Investors LP	39,141	250,502
BankFinancial Corp.	11,061	196,996
Beneficial Bancorp, Inc.	46,500	760,275
BofI Holding, Inc. (a)(b)	29,863	1,230,654
BSB Bancorp, Inc. (b)	6,930	234,581
Capitol Federal Financial, Inc.	68,955	906,069
Carver Bancorp, Inc. (a)(b)	695	4,052
Charter Financial Corp.	10,050	246,527
Citizens Community Bancorp, Inc.	3,814	52,862
Dime Community Bancshares, Inc.	18,046	367,236
Entegra Financial Corp. (b)	4,492	128,022
First Capital, Inc.	704	25,872
First Defiance Financial Corp.	5,371	335,741
FS Bancorp, Inc.	2,010	116,781
Greene County Bancorp, Inc. (a)	3,965	119,545
Hingham Institution for Savings	1,454	311,534
HMN Financial, Inc. (b)	449	8,553
Home Bancorp, Inc.	7,434	327,245
HomeStreet, Inc. (a)(b)	30,731	823,591
HopFed Bancorp, Inc.	3,975	62,527
Kearny Financial Corp.	68,736	993,235
Lendingtree, Inc. (a)(b)	6,309	1,633,400
Meridian Bancorp, Inc. Maryland	34,662	677,642
Meta Financial Group, Inc.	4,270	483,151
MMA Capital Management, LLC (b)	3,757	103,130
NMI Holdings, Inc. (a)(b)	28,030	466,700
Northfield Bancorp, Inc.	31,428	513,534
Northwest Bancshares, Inc. (a)	58,201	1,003,385
OceanFirst Financial Corp.	29,522	865,585
Oritani Financial Corp. (a)	20,530	326,427
PB Bancorp, Inc.	4,855	50,492
Provident Bancorp, Inc. (b)	7,196	169,826
Prudential Bancorp, Inc.	4,228	73,525
Riverview Bancorp, Inc.	11,994	104,948
Severn Bancorp, Inc.	318	2,465
Southern Missouri Bancorp, Inc.	5,303	193,878
TFS Financial Corp. (a)	141,234	2,259,744
Timberland Bancorp, Inc.	4,312	140,744
Trustco Bank Corp., New York	48,207	419,401
United Community Financial Corp.	22,473	235,068
United Financial Bancorp, Inc. New	28,400	494,728
Washington Federal, Inc.	41,375	1,342,619
Waterstone Financial, Inc.	15,946	276,663
Westfield Financial, Inc.	19,217	208,504
WSFS Financial Corp.	20,532	1,074,850
		20,622,809

TOTAL FINANCIALS		386,849,649

HEALTH CARE - 10.5%
Biotechnology - 6.2%
Abeona Therapeutics, Inc. (a)(b)	17,245	305,237
AC Immune SA (a)(b)	31,477	329,879
ACADIA Pharmaceuticals, Inc. (a)(b)	69,313	1,254,565
Acceleron Pharma, Inc. (a)(b)	27,847	989,682
Achaogen, Inc. (a)(b)	19,654	243,710
Achillion Pharmaceuticals, Inc. (b)	65,016	220,404
Acorda Therapeutics, Inc. (a)(b)	21,477	563,771
Adamas Pharmaceuticals, Inc. (a)(b)	11,932	341,732
Adaptimmune Therapeutics PLC sponsored ADR (b)	28,605	378,730
ADMA Biologics, Inc. (a)(b)	4,173	22,618
Aduro Biotech, Inc. (a)(b)	63,883	562,170
Adverum Biotechnologies, Inc. (b)	17,955	112,219
Aeglea BioTherapeutics, Inc. (b)	6,942	74,141
AEterna Zentaris, Inc. (b)	7,447	17,649
Affimed NV (b)	10,000	21,500
Agenus, Inc. (a)(b)	39,702	133,002
Agios Pharmaceuticals, Inc. (a)(b)	32,185	3,009,298
Aileron Therapeutics, Inc. (a)	7,052	36,388
Aimmune Therapeutics, Inc. (a)(b)	38,329	1,268,307
Akebia Therapeutics, Inc. (a)(b)	22,229	218,289
Albireo Pharma, Inc. (b)	5,390	168,869
Alcobra Pharma Ltd. (a)(b)	1,575	9,324
Alder Biopharmaceuticals, Inc. (a)(b)	35,190	614,066
Aldeyra Therapeutics, Inc. (a)(b)	9,297	78,095
Alexion Pharmaceuticals, Inc. (b)	101,813	11,823,544
Alkermes PLC (a)(b)	83,061	3,920,479
Alnylam Pharmaceuticals, Inc. (b)	51,313	5,104,104
Alpine Immune Sciences, Inc. (b)	1,463	13,255
AMAG Pharmaceuticals, Inc. (a)(b)	28,750	702,938
Amarin Corp. PLC ADR (a)(b)	126,310	418,086
Amgen, Inc.	316,500	56,849,730
Amicus Therapeutics, Inc. (a)(b)	107,587	1,818,220
AnaptysBio, Inc. (a)(b)	12,257	953,595
Anavex Life Sciences Corp. (a)(b)	22,119	60,827
Apellis Pharmaceuticals, Inc. (a)(b)	1,400	28,574
Applied Genetic Technologies Corp. (b)	613	2,759
Aptevo Therapeutics, Inc. (b)	14,411	80,125
AquaBounty Technologies, Inc. (a)(b)	28,451	85,068
Aquinox Pharmaceuticals, Inc. (b)	10,637	152,535
Arbutus Biopharma Corp. (a)(b)	14,268	83,468
Arena Pharmaceuticals, Inc. (a)(b)	24,362	1,113,831
Argenx SE ADR	9,981	953,186
ARMO Biosciences, Inc. (b)	20,171	1,008,550
ArQule, Inc. (b)	26,211	127,123
Array BioPharma, Inc. (b)	107,336	1,754,944
Arrowhead Pharmaceuticals, Inc. (a)(b)	63,874	684,729
Ascendis Pharma A/S sponsored ADR (b)	19,989	1,439,608
Atara Biotherapeutics, Inc. (a)(b)	23,740	1,182,252
Athersys, Inc. (a)(b)	57,904	141,286
aTyr Pharma, Inc. (b)	5,317	4,799
Audentes Therapeutics, Inc. (a)(b)	26,372	999,499
Aurinia Pharmaceuticals, Inc. (a)(b)	24,941	145,406
AVEO Pharmaceuticals, Inc. (a)(b)	124,022	274,089
Avid Bioservices, Inc. (a)(b)	21,157	65,587
BeiGene Ltd. ADR (a)(b)	17,248	3,451,670
Bellicum Pharmaceuticals, Inc. (a)(b)	14,882	120,247
BioCryst Pharmaceuticals, Inc. (a)(b)	39,624	254,782
Biogen, Inc. (b)	95,649	28,116,980
BioLine RX Ltd. sponsored ADR (a)(b)	57,628	53,352
BioMarin Pharmaceutical, Inc. (a)(b)	83,044	7,502,195
Biospecifics Technologies Corp. (b)	4,070	176,068
bluebird bio, Inc. (a)(b)	25,797	4,618,953
Blueprint Medicines Corp. (b)	23,874	2,007,326
BrainStorm Cell Therpeutic, Inc. (a)(b)	9,690	48,450
Calithera Biosciences, Inc. (a)(b)	16,354	84,223
Calyxt, Inc.	14,176	267,501
Cancer Genetics, Inc. (a)(b)	29,432	28,255
Capricor Therapeutics, Inc. (a)(b)	12,301	16,360
Cara Therapeutics, Inc. (a)(b)	12,675	198,237
CareDx, Inc. (a)(b)	5,786	76,607
CASI Pharmaceuticals, Inc. (a)(b)	47,269	292,122
Catalyst Biosciences, Inc. (b)	75	1,851
Catalyst Pharmaceutical Partners, Inc. (b)	48,487	186,190
Celgene Corp. (b)	339,124	26,682,276
Celldex Therapeutics, Inc. (a)(b)	58,440	33,907
Cellectis SA sponsored ADR (b)	4,666	139,700
Cellular Biomedicine Group, Inc. (a)(b)	3,408	57,936
Celsion Corp. (b)	776	2,033
ChemoCentryx, Inc. (b)	23,177	300,837
Chimerix, Inc. (b)	10,239	46,792
China Biologic Products Holdings, Inc.	12,709	1,106,446
Cidara Therapeutics, Inc. (b)	2,155	12,068
Cleveland Biolabs, Inc. (a)(b)	4,912	13,361
Clovis Oncology, Inc. (a)(b)	23,365	1,097,220
Coherus BioSciences, Inc. (a)(b)	30,728	479,357
Conatus Pharmaceuticals, Inc. (a)(b)	13,278	57,095
Concert Pharmaceuticals, Inc. (b)	10,741	219,439
ContraFect Corp. (a)(b)	12,357	23,973
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	23,447	145,371
Corvus Pharmaceuticals, Inc. (b)	12,335	169,360
CRISPR Therapeutics AG (a)(b)	26,023	1,793,245
CTI BioPharma Corp. (b)	18,855	81,077
Curis, Inc. (b)	2,197	6,108
Cyclacel Pharmaceuticals, Inc. (b)	2,985	4,239
Cytokinetics, Inc. (b)	23,162	208,458
CytomX Therapeutics, Inc. (b)	17,443	447,762
CytRx Corp. (a)(b)	40,315	53,216
DBV Technologies SA sponsored ADR (a)(b)	11,936	268,560
DelMar Pharmaceuticals, Inc. (a)(b)	4,500	4,005
Denali Therapeutics, Inc. (a)(b)	37,024	711,972
Dicerna Pharmaceuticals, Inc. (b)	14,994	213,440
Dyax Corp. rights 12/31/19 (b)(c)	43,075	152,055
Dynavax Technologies Corp. (a)(b)	30,160	476,528
Eagle Pharmaceuticals, Inc. (a)(b)	7,045	474,903
Edge Therapeutics, Inc. (a)(b)	14,054	13,100
Editas Medicine, Inc. (a)(b)	29,210	1,119,327
Eiger Biopharmaceuticals, Inc. (a)(b)	4,713	67,160
Enanta Pharmaceuticals, Inc. (b)	8,653	863,483
Epizyme, Inc. (a)(b)	30,209	527,147
Esperion Therapeutics, Inc. (a)(b)	12,566	483,665
Exact Sciences Corp. (a)(b)	49,734	2,961,162
Exelixis, Inc. (b)	156,273	3,239,539
Fate Therapeutics, Inc. (a)(b)	16,845	184,453
Fibrocell Science, Inc. (a)(b)	1,682	4,306
FibroGen, Inc. (b)	47,361	2,552,758
Five Prime Therapeutics, Inc. (b)	14,379	252,495
Flexion Therapeutics, Inc. (a)(b)	15,521	420,774
Fortress Biotech, Inc. (b)	23,750	81,938
Forward Pharma A/S sponsored ADR (b)	3,498	9,305
Foundation Medicine, Inc. (a)(b)	16,808	1,666,513
Galapagos Genomics NV sponsored ADR (b)	5,938	604,667
Galectin Therapeutics, Inc. (a)(b)	16,710	84,887
Galmed Pharmaceuticals Ltd. (b)	11,746	74,117
Genomic Health, Inc. (b)	16,244	648,460
GenVec, Inc. rights (c)	385	0
Geron Corp. (a)(b)	71,402	289,178
Gilead Sciences, Inc.	588,521	39,666,315
Global Blood Therapeutics, Inc. (a)(b)	20,635	993,575
GlycoMimetics, Inc. (a)(b)	16,132	288,279
Grifols SA ADR (a)	93,327	2,037,328
GTx, Inc. (a)(b)	7,242	146,288
Halozyme Therapeutics, Inc. (a)(b)	66,420	1,222,128
Heron Therapeutics, Inc. (a)(b)	17,185	560,231
Idera Pharmaceuticals, Inc. (a)(b)	66,555	136,438
Immune Design Corp. (b)	12,481	56,165
ImmunoGen, Inc. (a)(b)	75,104	860,692
Immunomedics, Inc. (a)(b)	76,820	1,694,649
Incyte Corp. (b)	97,687	6,669,091
Infinity Pharmaceuticals, Inc. (a)(b)	24,223	49,173
Inovio Pharmaceuticals, Inc. (a)(b)	50,135	238,643
Insmed, Inc. (a)(b)	43,109	1,201,017
Insys Therapeutics, Inc. (a)(b)	18,400	119,968
Intec Pharma Ltd. (a)(b)	12,631	58,103
Intellia Therapeutics, Inc. (a)(b)	16,634	450,781
Intercept Pharmaceuticals, Inc. (b)	15,027	1,055,046
Ionis Pharmaceuticals, Inc. (a)(b)	67,551	3,151,254
Iovance Biotherapeutics, Inc. (a)(b)	56,895	830,667
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	64,028	1,189,640
Jounce Therapeutics, Inc. (a)(b)	17,424	196,020
Kalvista Pharmaceuticals, Inc. (b)	4,913	42,596
Kamada (a)(b)	16,824	84,120
Karyopharm Therapeutics, Inc. (b)	24,434	453,984
Keryx Biopharmaceuticals, Inc. (a)(b)	48,559	255,906
Kindred Biosciences, Inc. (b)	7,346	74,929
Kura Oncology, Inc. (a)(b)	11,058	184,116
La Jolla Pharmaceutical Co. (a)(b)	9,021	281,455
Leap Therapeutics, Inc. (b)	4,221	39,255
Lexicon Pharmaceuticals, Inc. (a)(b)	49,400	573,040
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	9,734	1,871,167
General CVR (b)	1,518	10
Glucagon CVR (b)	1,518	192
rights (b)	1,518	9
TR Beta CVR (b)	1,518	23
Loxo Oncology, Inc. (a)(b)	16,537	2,932,506
Macrogenics, Inc. (a)(b)	16,777	381,341
Madrigal Pharmaceuticals, Inc. (a)(b)	8,648	2,296,995
MannKind Corp. (a)(b)	45,814	91,628
MediciNova, Inc. (a)(b)	17,257	159,800
MEI Pharma, Inc. (b)	19,671	65,308
Mesoblast Ltd. sponsored ADR (b)	7,456	42,350
MiMedx Group, Inc. (a)(b)	51,434	433,074
Minerva Neurosciences, Inc. (b)	24,820	218,416
Miragen Therapeutics, Inc. (b)	9,677	68,416
Mirati Therapeutics, Inc. (a)(b)	10,952	465,460
Molecular Templates, Inc. (b)	9,489	59,876
Momenta Pharmaceuticals, Inc. (a)(b)	35,316	833,458
Myriad Genetics, Inc. (a)(b)	31,446	1,148,093
NantKwest, Inc. (b)	31,883	116,692
Natera, Inc. (b)	44,031	513,401
Neuralstem, Inc. (a)(b)	7,185	11,999
Neurocrine Biosciences, Inc. (a)(b)	47,866	4,607,581
NewLink Genetics Corp. (a)(b)	13,869	72,951
Novavax, Inc. (a)(b)	244,379	398,338
Novelion Therapeutics, Inc. (a)(b)	10,729	45,062
Novelion Therapeutics, Inc.:
warrants (b)(c)	35,660	0
warrants (b)(c)	35,660	0
Nymox Pharmaceutical Corp. (a)(b)	26,172	92,125
OncoMed Pharmaceuticals, Inc. (b)	9,989	31,066
OncoSec Medical, Inc. (a)(b)	4,800	7,632
Opko Health, Inc. (a)(b)	301,510	1,169,859
Organovo Holdings, Inc. (a)(b)	1,611	3,174
Ovid Therapeutics, Inc.	29,214	230,498
PDL BioPharma, Inc. (b)	72,841	194,485
Pieris Pharmaceuticals, Inc. (a)(b)	22,483	126,354
Pluristem Therapeutics, Inc. (a)(b)	41,630	55,368
Polarityte, Inc. (a)(b)	2,379	60,665
Portola Pharmaceuticals, Inc. (a)(b)	35,710	1,433,757
Prana Biotechnology Ltd. ADR (b)	548	1,145
Progenics Pharmaceuticals, Inc. (a)(b)	34,412	261,531
ProQR Therapeutics BV (a)(b)	6,363	36,269
Protagonist Therapeutics, Inc. (b)	9,864	71,810
Proteon Therapeutics, Inc. (b)	2,550	5,483
Proteostasis Therapeutics, Inc. (b)	3,240	15,682
Prothena Corp. PLC (a)(b)	17,566	236,965
PTC Therapeutics, Inc. (b)	19,883	674,034
Puma Biotechnology, Inc. (a)(b)	18,676	988,894
Ra Pharmaceuticals, Inc. (a)(b)	10,044	69,304
Radius Health, Inc. (a)(b)	20,420	581,970
Recro Pharma, Inc. (b)	8,008	43,644
Regeneron Pharmaceuticals, Inc. (b)	48,092	14,442,989
REGENXBIO, Inc. (a)(b)	15,148	821,022
Regulus Therapeutics, Inc. (a)(b)	29,282	21,391
Repligen Corp. (a)(b)	28,337	1,237,760
Retrophin, Inc. (a)(b)	19,210	538,072
Rigel Pharmaceuticals, Inc. (b)	59,089	192,039
Sage Therapeutics, Inc. (a)(b)	24,181	3,692,197
Sangamo Therapeutics, Inc. (a)(b)	38,666	636,056
Sarepta Therapeutics, Inc. (a)(b)	30,921	2,901,936
Savara, Inc. (b)	10,801	109,306
Seattle Genetics, Inc. (a)(b)	85,252	5,156,893
Selecta Biosciences, Inc. (a)(b)	9,175	109,825
Seres Therapeutics, Inc. (a)(b)	40,160	323,288
Sesen Bio, Inc. (a)(b)	100,598	228,357
Shire PLC sponsored ADR (a)	32,493	5,336,650
Sienna Biopharmaceuticals, Inc. (a)	9,579	143,589
Sierra Oncology, Inc. (b)	35,365	99,376
Sinovac Biotech Ltd. (b)	27,717	215,361
Sophiris Bio, Inc. (a)(b)	19,042	70,836
Sorrento Therapeutics, Inc. (a)(b)	57,635	452,435
Spark Therapeutics, Inc. (a)(b)	17,659	1,409,012
Spectrum Pharmaceuticals, Inc. (a)(b)	56,935	1,098,276
Stemline Therapeutics, Inc. (a)(b)	11,610	228,137
Strongbridge Biopharma PLC (a)(b)	20,758	134,927
Summit Therapeutics PLC sponsored ADR (a)(b)	1,658	22,134
Sunesis Pharmaceuticals, Inc. (a)(b)	9,067	20,491
Syndax Pharmaceuticals, Inc. (a)(b)	11,481	100,229
Syros Pharmaceuticals, Inc. (b)	12,369	153,747
T2 Biosystems, Inc. (b)	2,829	20,963
Tapimmune, Inc. (a)(b)	4,601	23,741
TESARO, Inc. (a)(b)	25,892	1,185,077
TG Therapeutics, Inc. (a)(b)	24,653	330,350
TiGenix NV ADR (b)	505	20,367
Tobira Therapeutics, Inc. rights (a)(b)(c)	6,103	44,674
TRACON Pharmaceuticals, Inc. (a)(b)	28,234	74,820
Trillium Therapeutics, Inc. (b)	10,086	56,986
Ultragenyx Pharmaceutical, Inc. (a)(b)	30,149	2,206,907
uniQure B.V. (b)	12,330	432,043
United Therapeutics Corp. (b)	23,507	2,505,376
Vanda Pharmaceuticals, Inc. (b)	22,639	398,446
Vaxart, Inc. (a)(b)	6,866	35,017
VBI Vaccines, Inc. (a)(b)	17,425	54,192
VBL Therapeutics (a)(b)	11,422	23,986
Veracyte, Inc. (b)	15,444	118,147
Verastem, Inc. (b)	17,407	97,305
Vericel Corp. (b)	32,343	435,013
Vertex Pharmaceuticals, Inc. (b)	115,698	17,817,492
Vital Therapies, Inc. (a)(b)	12,663	64,581
Voyager Therapeutics, Inc. (a)(b)	12,845	255,230
vTv Therapeutics, Inc. Class A (a)(b)	3,233	5,755
Xbiotech, Inc. (a)(b)	9,768	42,002
Xencor, Inc. (b)	21,652	866,297
Xenon Pharmaceuticals, Inc. (b)	7,695	43,092
XOMA Corp. (a)(b)	4,636	99,442
Zafgen, Inc. (b)	12,016	84,953
Zealand Pharma A/S sponsored ADR	3,706	54,664
ZIOPHARM Oncology, Inc. (a)(b)	61,080	299,292
		357,777,676
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc.	10,611	878,591
Abiomed, Inc. (b)	22,958	8,750,212
Accuray, Inc. (a)(b)	36,599	161,036
Aethlon Medical, Inc. (a)(b)	41,226	51,533
Align Technology, Inc. (b)	36,386	12,078,333
Analogic Corp.	11,826	989,245
Angiodynamics, Inc. (b)	17,124	360,118
Anika Therapeutics, Inc. (a)(b)	7,319	297,591
Antares Pharma, Inc. (a)(b)	78,736	205,501
Atossa Genetics, Inc. (a)(b)	9,512	30,534
Atricure, Inc. (b)	15,072	357,357
Atrion Corp.	875	516,250
AxoGen, Inc. (a)(b)	15,846	778,039
Bellerophon Therapeutics, Inc. (a)(b)	18,047	39,884
BioLase Technology, Inc. (b)	6,537	8,760
Cardiovascular Systems, Inc. (b)	15,368	462,577
Cerus Corp. (b)	45,986	303,048
Cesca Therapeutics, Inc. (b)	5,298	2,534
Chembio Diagnostics, Inc. (a)(b)	7,945	79,053
Chf Solutions, Inc. (a)(b)	28,391	82,902
ConforMis, Inc. (b)	11,926	16,577
CONMED Corp.	12,739	874,532
CryoPort, Inc. (a)(b)	30,963	402,209
Cutera, Inc. (b)	6,383	268,086
CytoSorbents Corp. (a)(b)	8,134	91,914
Dare Bioscience, Inc. (b)	75	86
Dentsply Sirona, Inc.	105,667	4,629,271
DexCom, Inc. (a)(b)	44,365	3,903,676
EDAP TMS SA sponsored ADR (b)	18,494	41,427
Ekso Bionics Holdings, Inc. (a)(b)	9,233	15,234
Endologix, Inc. (a)(b)	57,137	320,539
Fonar Corp. (b)	3,366	89,872
Genmark Diagnostics, Inc. (b)	47,850	350,741
Heska Corp. (b)	3,419	365,628
Hologic, Inc. (b)	124,665	4,723,557
ICU Medical, Inc. (b)	10,883	3,167,497
IDEXX Laboratories, Inc. (b)	40,029	8,334,438
Inogen, Inc. (a)(b)	10,352	1,891,207
Insulet Corp. (a)(b)	30,979	2,905,520
Integra LifeSciences Holdings Corp. (a)(b)	38,010	2,453,165
IntriCon Corp. (b)	5,239	166,862
Intuitive Surgical, Inc. (b)	50,650	23,282,286
InVivo Therapeutics Holdings Corp. (a)(b)	3,296	21,391
Invuity, Inc. (a)(b)	8,464	29,624
IRadimed Corp. (a)(b)	4,579	84,940
iRhythm Technologies, Inc. (b)	10,178	773,833
Iridex Corp. (b)	4,918	34,918
K2M Group Holdings, Inc. (b)	19,456	460,913
Kewaunee Scientific Corp.	1,782	57,559
Lantheus Holdings, Inc. (b)	17,222	241,108
LeMaitre Vascular, Inc. (a)	8,657	295,031
Lianluo Smart Ltd. (b)	837	1,548
LivaNova PLC (b)	22,866	2,150,547
Masimo Corp. (b)	24,707	2,447,228
Mazor Robotics Ltd. sponsored ADR (a)(b)	6,636	395,041
Meridian Bioscience, Inc. (a)	19,834	293,543
Merit Medical Systems, Inc. (b)	23,072	1,183,594
Misonix, Inc. (a)(b)	4,210	51,362
Natus Medical, Inc. (b)	15,850	584,865
Neogen Corp. (b)	24,926	1,887,147
Neovasc, Inc. (a)(b)	938,366	31,156
Novocure Ltd. (a)(b)	40,652	1,278,505
NuVasive, Inc. (a)(b)	23,632	1,211,376
Nuvectra Corp. (b)	5,013	84,469
NxStage Medical, Inc. (b)	30,396	840,145
Obalon Therapeutics, Inc. (a)(b)	8,656	21,813
OraSure Technologies, Inc. (b)	27,658	470,463
Orthofix International NV (b)	8,799	480,865
Oxford Immunotec Global PLC (a)(b)	13,601	196,126
Pulse Biosciences, Inc. (a)(b)	6,881	108,651
Quidel Corp. (b)	15,491	971,286
Quotient Ltd. (a)(b)	18,545	133,709
Rockwell Medical Technologies, Inc. (a)(b)	53,537	288,029
RTI Biologics, Inc. (b)	28,247	128,524
Seaspine Holdings Corp. (b)	6,763	80,750
Second Sight Medical Products, Inc. (a)(b)	16,807	34,286
Sientra, Inc. (b)	10,706	193,350
Staar Surgical Co. (a)(b)	23,445	697,489
STRATA Skin Sciences, Inc. (b)	62	103
SurModics, Inc. (b)	8,124	420,823
Synergetics U.S.A., Inc. (a)(b)(c)	7,788	0
Tactile Systems Technology, Inc. (a)(b)	8,222	408,058
Trinity Biotech PLC sponsored ADR (b)	13,909	64,677
Utah Medical Products, Inc.	4,044	423,205
Vermillion, Inc. (b)	26,233	27,020
ViewRay, Inc. (a)(b)	28,906	208,412
Viveve Medical, Inc. (a)(b)	9,403	25,012
Wright Medical Group NV (a)(b)	48,692	1,215,352
Zosano Pharma Corp. (a)(b)	958	3,985
		105,769,253
Health Care Providers & Services - 0.7%
Acadia Healthcare Co., Inc. (a)(b)	48,686	1,956,690
Aceto Corp.	17,176	45,345
Addus HomeCare Corp. (b)	6,112	349,912
Amedisys, Inc. (b)	15,976	1,219,768
BioScrip, Inc. (a)(b)	56,176	148,866
BioTelemetry, Inc. (a)(b)	16,091	679,845
Corvel Corp. (b)	10,096	509,848
Cross Country Healthcare, Inc. (b)	19,440	236,974
Digirad Corp.	12,246	20,206
Express Scripts Holding Co. (b)	251,379	19,057,042
Five Star Sr Living, Inc. (b)	17,859	23,217
G1 Therapeutics, Inc. (a)	13,215	572,342
HealthEquity, Inc. (a)(b)	32,600	2,422,506
Henry Schein, Inc. (a)(b)	71,897	4,975,272
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	21,619	440,595
Interpace Diagnostics Group, Inc. (b)	50,899	42,246
LHC Group, Inc. (b)	12,008	924,256
LifePoint Hospitals, Inc. (a)(b)	19,261	1,017,944
Magellan Health Services, Inc. (b)	13,571	1,241,068
National Research Corp. Class A	12,123	417,637
National Vision Holdings, Inc. (a)	35,349	1,286,704
Patterson Companies, Inc. (a)	44,239	925,480
Premier, Inc. (a)(b)	24,650	804,083
Providence Service Corp. (b)	6,341	456,552
Psychemedics Corp.	2,537	50,486
R1 RCM, Inc. (b)	85,450	677,619
RadNet, Inc. (b)	48,044	610,159
Sharps Compliance Corp. (b)	5,820	21,534
The Ensign Group, Inc.	24,619	901,302
The Joint Corp. (b)	5,488	39,788
Tivity Health, Inc. (a)(b)	31,343	1,098,572
		43,173,858
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (b)	84,471	1,068,558
athenahealth, Inc. (a)(b)	19,161	2,883,156
Cerner Corp. (b)	145,159	8,663,089
Computer Programs & Systems, Inc. (a)	16,675	542,771
Fulgent Genetics, Inc. (a)(b)	8,707	31,432
HealthStream, Inc.	14,558	405,440
HMS Holdings Corp. (b)	39,826	861,436
iCAD, Inc. (a)(b)	7,155	24,184
Inovalon Holdings, Inc. Class A (a)(b)	61,134	635,794
Medidata Solutions, Inc. (a)(b)	30,082	2,321,127
NantHealth, Inc. (a)(b)	61,589	210,634
Omnicell, Inc. (a)(b)	22,397	1,042,580
Quality Systems, Inc. (b)	28,535	502,216
Simulations Plus, Inc.	14,071	270,163
Streamline Health Solutions, Inc. (b)	5,177	7,507
Tabula Rasa HealthCare, Inc. (a)(b)	9,318	508,297
		19,978,384
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	23,645	482,358
Bio-Techne Corp.	20,205	3,037,216
Bruker Corp.	76,381	2,312,053
Champions Oncology, Inc. (b)	7,123	32,125
ChromaDex, Inc. (a)(b)	23,441	78,996
Codexis, Inc. (b)	24,321	364,815
Compugen Ltd. (a)(b)	25,643	96,161
Fluidigm Corp. (a)(b)	15,450	86,057
Harvard Bioscience, Inc. (b)	31,153	137,073
ICON PLC (b)	25,562	3,296,987
Illumina, Inc. (b)	66,117	18,012,915
Luminex Corp.	21,339	604,320
Medpace Holdings, Inc. (b)	18,942	798,595
Nanostring Technologies, Inc. (b)	24,059	310,121
NeoGenomics, Inc. (a)(b)	66,146	767,294
Pacific Biosciences of California, Inc. (a)(b)	55,521	140,468
PRA Health Sciences, Inc. (b)	33,196	2,818,340
Syneos Health, Inc. (a)(b)	49,023	2,107,989
		35,483,883
Pharmaceuticals - 0.9%
Acasti Pharma, Inc. (b)	1,813	1,230
AcelRx Pharmaceuticals, Inc. (a)(b)	24,352	82,797
Aclaris Therapeutics, Inc. (a)(b)	23,252	420,164
Adamis Pharmaceuticals Corp. (a)(b)	15,605	67,102
Aerie Pharmaceuticals, Inc. (a)(b)	18,166	931,916
Agile Therapeutics, Inc. (a)(b)	25,026	14,015
Akcea Therapeutics, Inc. (a)	32,985	799,556
Akorn, Inc. (b)	66,088	923,249
Alimera Sciences, Inc. (a)(b)	20,331	15,940
Amphastar Pharmaceuticals, Inc. (b)	20,885	329,983
ANI Pharmaceuticals, Inc. (a)(b)	5,532	350,120
ANI Pharmaceuticals, Inc. rights (b)(c)	1,389	0
Apricus Biosciences, Inc. (b)	87,966	24,630
Aratana Therapeutics, Inc. (b)	19,628	100,103
Assembly Biosciences, Inc. (a)(b)	11,817	499,741
AstraZeneca PLC rights (b)(c)	3,011	0
Athenex, Inc. (a)	37,801	605,572
Auris Medical Holding AG (a)(b)	18,206	23,122
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	12,680	88,506
Axsome Therapeutics, Inc. (b)	11,637	38,984
BeyondSpring, Inc. (a)(b)	11,563	310,235
Bio Path Holdings, Inc. (b)	1,184	1,906
Biodelivery Sciences International, Inc. (a)(b)	25,909	66,068
Chiasma, Inc. (a)(b)	5,244	7,866
Clearside Biomedical, Inc. (a)(b)	11,815	116,496
Clementia Pharmaceuticals, Inc. (a)	15,203	215,427
Collegium Pharmaceutical, Inc. (a)(b)	13,791	311,952
Corcept Therapeutics, Inc. (a)(b)	53,716	993,746
Corium International, Inc. (a)(b)	18,409	157,213
Correvio Pharma Corp. (a)(b)	9,404	20,671
Cumberland Pharmaceuticals, Inc. (b)	7,820	46,216
CymaBay Therapeutics, Inc. (b)	15,586	202,150
DepoMed, Inc. (a)(b)	40,669	252,961
Dermira, Inc. (b)	19,729	171,248
Dova Pharmaceuticals, Inc.	10,618	233,490
Durect Corp. (b)	68,611	131,733
Endo International PLC (a)(b)	156,232	982,699
Endocyte, Inc. (b)	24,909	340,506
Evofem Biosciences, Inc. (a)(b)	806	2,958
Evoke Pharma, Inc. (b)	7,184	20,977
Eyepoint Pharmaceuticals, Inc. (a)(b)	15,200	32,984
Flex Pharma, Inc. (a)(b)	3,588	13,634
Foamix Pharmaceuticals Ltd. (b)	19,970	104,643
Gemphire Therapeutics, Inc. (a)(b)	15,088	93,546
GW Pharmaceuticals PLC ADR (a)(b)	15,420	2,482,466
Horizon Pharma PLC (b)	76,797	1,251,791
Hutchison China Meditech Ltd. sponsored ADR (b)	14,196	413,104
Imprimis Pharmaceuticals, Inc. (a)(b)	10,102	22,527
Innocoll Holdings PLC rights (a)(c)	9,257	0
Innoviva, Inc. (a)(b)	76,833	1,136,360
IntelliPharmaCeutics International Corp. (a)(b)	13,756	5,776
Intersect ENT, Inc. (b)	13,285	566,605
Intra-Cellular Therapies, Inc. (b)	36,898	858,985
Jazz Pharmaceuticals PLC (b)	32,525	5,496,725
Juniper Pharmaceuticals, Inc. (b)	6,485	56,095
Kala Pharmaceuticals, Inc. (a)	12,101	184,419
KemPharm, Inc. (a)(b)	8,237	51,069
Lipocine, Inc. (a)(b)	9,996	11,795
Marinus Pharmaceuticals, Inc. (a)(b)	8,484	53,025
MediWound Ltd. (b)	10,429	71,960
Melinta Therapeutics, Inc. (a)(b)	1,263	8,273
Mersana Therapeutics, Inc. (a)	8,132	170,203
Merus B.V. (b)	12,614	235,503
Mustang Bio, Inc. (b)	6,606	49,017
Mylan NV (b)	246,225	9,469,814
MyoKardia, Inc. (a)(b)	17,398	828,145
Nabriva Therapeutics PLC (a)	12,089	54,038
Nektar Therapeutics (a)(b)	80,466	6,459,006
Neos Therapeutics, Inc. (b)	13,274	89,600
Novan, Inc. (b)	4,231	13,328
Novus Therapeutics, Inc. (b)	372	3,006
Omeros Corp. (a)(b)	20,720	423,102
Oncobiologics, Inc. (b)	11,165	10,496
Onconova Therapeutics, Inc. (a)(b)	50,316	19,623
Oramed Pharmaceuticals, Inc. (b)	5,403	42,738
Pacira Pharmaceuticals, Inc. (a)(b)	19,021	651,469
Pain Therapeutics, Inc. (a)(b)	2,571	25,530
Paratek Pharmaceuticals, Inc. (a)(b)	12,912	134,930
Pernix Therapeutics Holdings, Inc. (a)(b)	12,118	28,114
Phibro Animal Health Corp. Class A	8,993	406,484
ProPhase Labs, Inc.	1,566	5,356
Pulmatrix, Inc. (b)	83,098	39,405
Reata Pharmaceuticals, Inc. (a)(b)	10,014	355,397
Revance Therapeutics, Inc. (a)(b)	31,051	866,323
SCYNEXIS, Inc. (a)(b)	9,903	17,825
Supernus Pharmaceuticals, Inc. (a)(b)	24,709	1,392,352
Tetraphase Pharmaceuticals, Inc. (b)	20,280	75,644
The Medicines Company (a)(b)	34,354	1,163,226
TherapeuticsMD, Inc. (a)(b)	115,106	680,276
Theravance Biopharma, Inc. (a)(b)	25,289	615,534
Titan Pharmaceuticals, Inc. (a)(b)	16,442	15,620
UroGen Pharma Ltd.	7,145	429,557
VIVUS, Inc. (a)(b)	18,394	13,887
WAVE Life Sciences (a)(b)	13,451	626,144
Zogenix, Inc. (a)(b)	19,447	827,470
Zynerba Pharmaceuticals, Inc. (a)(b)	6,159	65,717
		49,122,909

TOTAL HEALTH CARE		611,305,963

INDUSTRIALS - 4.0%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	11,767	680,839
Arotech Corp. (b)	12,878	48,936
Astronics Corp. (a)(b)	13,979	492,061
Astrotech Corp. (a)(b)	716	1,375
Axon Enterprise, Inc. (a)(b)	24,516	1,561,179
Elbit Systems Ltd. (a)	24,206	2,857,518
KEYW Holding Corp. (a)(b)	33,591	317,435
KLX, Inc.(b)	27,652	2,041,547
Kratos Defense & Security Solutions, Inc. (a)(b)	59,238	662,873
Mercury Systems, Inc. (a)(b)	22,353	825,496
RADA Electronic Industries Ltd. (a)(b)	26,723	67,342
TAT Technologies Ltd.	4,822	38,576
		9,595,177
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (b)	27,857	584,997
Atlas Air Worldwide Holdings, Inc. (b)	12,202	831,566
C.H. Robinson Worldwide, Inc. (a)	68,972	6,000,564
Echo Global Logistics, Inc. (a)(b)	22,868	635,730
Expeditors International of Washington, Inc. (a)	87,768	6,536,961
Forward Air Corp.	14,204	842,581
Hub Group, Inc. Class A (b)	15,876	793,006
		16,225,405
Airlines - 0.4%
Allegiant Travel Co. (a)	7,775	1,176,746
American Airlines Group, Inc.	208,609	9,082,836
Hawaiian Holdings, Inc. (a)	28,263	1,045,731
JetBlue Airways Corp. (b)	166,804	3,150,928
Ryanair Holdings PLC sponsored ADR (b)	51,987	6,025,813
SkyWest, Inc. (a)	27,653	1,576,221
		22,058,275
Building Products - 0.1%
AAON, Inc. (a)	24,922	760,121
American Woodmark Corp. (a)(b)	13,459	1,387,623
Apogee Enterprises, Inc.	13,042	569,283
Builders FirstSource, Inc. (b)	52,023	1,018,610
Caesarstone Sdot-Yam Ltd. (a)	16,661	260,745
China Ceramics Co. Ltd. (b)	187	290
CSW Industrials, Inc. (b)	8,084	392,882
Gibraltar Industries, Inc. (b)	14,548	576,828
Insteel Industries, Inc.	8,597	268,914
Patrick Industries, Inc. (a)(b)	12,058	730,715
Universal Forest Products, Inc.	29,010	1,066,988
		7,032,999
Commercial Services & Supplies - 0.5%
Casella Waste Systems, Inc. Class A (b)	19,202	452,783
CECO Environmental Corp.	2,108	12,037
China Recycling Energy Corp. (b)	1,607	2,893
Cimpress NV (a)(b)	16,044	2,233,806
Cintas Corp.	48,407	8,822,176
Copart, Inc. (b)	119,458	6,549,882
Essendant, Inc. (a)	48,279	675,423
Fuel Tech, Inc. (b)	2,055	2,363
Healthcare Services Group, Inc. (a)	32,478	1,174,080
Heritage-Crystal Clean, Inc. (b)	10,757	218,367
Herman Miller, Inc.	25,497	835,027
Hudson Technologies, Inc. (a)(b)	20,528	45,162
Industrial Services of America, Inc. (b)	694	1,464
InnerWorkings, Inc. (a)(b)	29,464	258,989
Interface, Inc.	29,804	676,551
Intersections, Inc. (a)(b)	11,661	26,354
Kimball International, Inc. Class B	29,221	474,841
Matthews International Corp. Class A (a)	15,306	841,830
McGrath RentCorp.	12,344	803,348
Mobile Mini, Inc.	21,883	997,865
Multi-Color Corp. (a)	10,353	718,498
Odyssey Marine Exploration, Inc. (a)(b)	4,993	45,336
Performant Financial Corp. (b)	18,514	41,101
Perma-Fix Environmental Services, Inc. (b)	661	3,107
Pointer Telocation Ltd. (b)	3,830	53,620
SP Plus Corp. (b)	10,909	392,724
Stericycle, Inc. (b)	40,269	2,557,082
Tetra Tech, Inc.	27,164	1,492,662
U.S. Ecology, Inc.	10,215	619,029
Virco Manufacturing Co.	609	2,984
VSE Corp.	5,884	290,728
		31,322,112
Construction & Engineering - 0.0%
Aegion Corp. (a)(b)	17,040	437,928
Great Lakes Dredge & Dock Corp. (b)	18,480	92,862
Ies Holdings, Inc. (a)(b)	13,864	244,700
Layne Christensen Co. (a)(b)	14,133	215,387
Limbach Holdings, Inc. (b)	4,323	51,228
MYR Group, Inc. (b)	8,079	315,404
Northwest Pipe Co. (b)	2,043	43,005
NV5 Holdings, Inc. (a)(b)	4,878	306,338
Primoris Services Corp.	46,371	1,208,892
Sterling Construction Co., Inc. (b)	15,145	192,493
		3,108,237
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	4,240	205,046
American Superconductor Corp. (a)(b)	6,555	45,623
Ballard Power Systems, Inc. (a)(b)	85,699	255,788
Broadwind Energy, Inc. (b)	6,588	16,865
Encore Wire Corp. (a)	9,806	474,610
Energous Corp. (a)(b)	9,632	177,518
Energy Focus, Inc. (a)(b)	4,044	9,625
Enphase Energy, Inc. (b)	27,458	157,334
FuelCell Energy, Inc. (a)(b)	111,193	207,931
Highpower International, Inc. (a)(b)	10,264	28,226
Hydrogenics Corp. (a)(b)	12,364	100,148
Ideal Power, Inc. (a)(b)	9,162	10,903
LSI Industries, Inc.	17,145	94,298
Orion Energy Systems, Inc. (b)	11,781	10,118
Pioneer Power Solutions, Inc. (a)(b)	3,776	18,880
Plug Power, Inc. (a)(b)	101,798	190,362
Polar Power, Inc. (a)(b)	5,654	35,224
Powell Industries, Inc.	6,368	215,302
Preformed Line Products Co.	3,355	258,503
Revolution Lighting Technologies, Inc. (a)(b)	23,491	100,072
Sunrun, Inc. (a)(b)	72,362	875,580
TPI Composites, Inc. (b)	16,176	425,429
Ultralife Corp. (b)	12,841	133,546
Vicor Corp. (a)(b)	13,636	597,939
		4,644,870
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	87,329	6,007,362
Raven Industries, Inc. (a)	17,087	645,889
		6,653,251
Machinery - 0.6%
Altra Industrial Motion Corp. (a)	13,861	573,152
American Railcar Industries, Inc. (a)	9,681	393,726
ARC Group Worldwide, Inc. (a)(b)	7,999	18,798
Astec Industries, Inc.	11,101	649,520
Blue Bird Corp. (a)(b)	11,500	215,625
Chart Industries, Inc. (a)(b)	14,527	935,975
Columbus McKinnon Corp. (NY Shares)	10,776	446,450
Commercial Vehicle Group, Inc. (b)	38,630	306,336
Dmc Global, Inc.	9,729	436,346
Eastern Co.	4,547	138,911
Energy Recovery, Inc. (a)(b)	28,386	235,888
ExOne Co. (a)(b)	20,871	141,297
Franklin Electric Co., Inc.	21,709	1,004,041
FreightCar America, Inc.	5,386	92,208
Gencor Industries, Inc. (b)	8,433	131,976
Hebron Technology Co. Ltd. (b)	4,198	6,549
Hurco Companies, Inc.	4,416	211,747
Jason Industries, Inc. (b)	6,627	19,417
Kornit Digital Ltd. (a)(b)	15,114	259,205
L.B. Foster Co. Class A (b)	2,209	51,249
Lincoln Electric Holdings, Inc.	29,876	2,676,890
Manitex International, Inc. (b)	6,059	70,527
MFRI, Inc. (b)	438	4,117
Middleby Corp. (a)(b)	27,058	2,695,518
NN, Inc.	12,837	277,279
Nordson Corp. (a)	27,278	3,426,935
Omega Flex, Inc.	4,795	333,444
PACCAR, Inc.	158,952	9,891,583
Park-Ohio Holdings Corp.	6,160	243,012
RBC Bearings, Inc. (b)	11,635	1,462,636
Sharing Economy International (b)	50	176
Spartan Motors, Inc.	16,587	257,099
Sun Hydraulics Corp. (a)	24,883	1,238,178
Taylor Devices, Inc. (b)	1,597	16,401
TriMas Corp. (b)	22,655	647,933
Twin Disc, Inc. (b)	9,749	270,242
Westport Fuel Systems, Inc. (b)	26,542	69,805
Woodward, Inc.	32,540	2,465,556
		32,315,747
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	35,240	203,335
EuroDry Ltd. (b)	54	408
Euroseas Ltd. (b)	273	508
Golden Ocean Group Ltd. (a)	55,963	484,640
Seanergy Martime Holdings Corp. (b)	5,859	5,156
Star Bulk Carriers Corp. (a)(b)	30,746	405,540
		1,099,587
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)(b)	18,304	1,947,546
Acacia Research Corp. (b)	44,233	170,297
Barrett Business Services, Inc.	3,450	297,459
CoStar Group, Inc. (a)(b)	18,504	7,054,095
CRA International, Inc.	5,504	297,766
Exponent, Inc.	15,367	1,510,576
Forrester Research, Inc.	15,189	641,735
Heidrick & Struggles International, Inc.	8,594	324,853
Hudson Global, Inc. (b)	2,315	3,773
Huron Consulting Group, Inc. (b)	10,488	424,764
ICF International, Inc.	8,762	619,035
IHS Markit Ltd. (b)	200,296	9,870,587
Kelly Services, Inc. Class A (non-vtg.)	20,284	454,564
Kforce, Inc.	14,214	478,301
Lightbridge Corp. (a)(b)	441	498
Marathon Patent Group, Inc. (a)(b)	37,183	51,684
RCM Technologies, Inc.	3,957	20,814
Resources Connection, Inc.	18,026	300,133
RPX Corp.	23,785	248,553
Spherix, Inc. (a)(b)	17,579	18,810
Verisk Analytics, Inc. (b)	69,553	7,389,311
Willdan Group, Inc. (b)	3,790	108,015
		32,233,169
Road & Rail - 0.9%
AMERCO (a)	9,308	3,005,926
ArcBest Corp.	12,222	579,934
Avis Budget Group, Inc. (b)	38,725	1,509,888
Covenant Transport Group, Inc. Class A (b)	7,574	227,826
CSX Corp.	396,318	25,621,959
Daseke, Inc. (b)	31,805	302,784
Heartland Express, Inc. (a)	39,011	728,725
J.B. Hunt Transport Services, Inc.	49,146	6,295,603
Landstar System, Inc.	19,373	2,196,898
Marten Transport Ltd.	25,413	579,416
Old Dominion Freight Lines, Inc. (a)	42,863	6,684,913
P.A.M. Transportation Services, Inc. (b)	2,906	117,984
Patriot Transportation Holding, Inc. (b)	199	3,731
Saia, Inc. (a)(b)	11,486	946,446
U.S.A. Truck, Inc. (b)	3,742	86,852
Universal Logistics Holdings, Inc.	16,034	399,247
Werner Enterprises, Inc. (a)	32,791	1,285,407
YRC Worldwide, Inc. (b)	46,541	498,920
		51,072,459
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)(b)	33,447	1,401,429
BMC Stock Holdings, Inc. (b)	36,928	751,485
DXP Enterprises, Inc. (b)	7,792	304,044
Fastenal Co. (a)	131,239	6,985,852
General Finance Corp. (b)	12,327	132,515
H&E Equipment Services, Inc.	16,682	576,697
HD Supply Holdings, Inc. (b)	90,590	3,689,731
Houston Wire & Cable Co. (a)(b)	7,080	58,410
Huttig Building Products, Inc. (a)(b)	16,567	93,604
Lawson Products, Inc. (b)	4,692	112,843
Nexeo Solutions, Inc. (b)	43,193	418,108
Rush Enterprises, Inc.:
Class A (b)	21,294	916,281
Class B (b)	219	9,277
Titan Machinery, Inc. (b)	10,211	184,717
Transcat, Inc. (b)	3,442	62,472
Willis Lease Finance Corp. (b)	2,622	83,616
		15,781,081
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (a)	4,198	159,860
Yangtze River Port & Logisti (b)	82,579	796,887
		956,747

TOTAL INDUSTRIALS		234,099,116

INFORMATION TECHNOLOGY - 44.7%
Communications Equipment - 2.1%
ADTRAN, Inc.	21,326	297,498
Applied Optoelectronics, Inc. (a)(b)	8,946	418,404
Arris International PLC (b)	86,658	2,190,714
AudioCodes Ltd. (a)(b)	20,574	148,750
Aviat Networks, Inc. (b)	2,287	40,114
CalAmp Corp. (b)	15,959	338,650
Ceragon Networks Ltd. (b)	36,506	125,946
Cisco Systems, Inc.	2,140,392	91,416,142
Clearfield, Inc. (a)(b)	10,561	114,059
ClearOne, Inc.	1,562	9,450
CommScope Holding Co., Inc. (b)	91,796	2,691,459
Communications Systems, Inc.	2,071	8,388
Comtech Telecommunications Corp.	10,513	329,057
Dasan Zhone Solutions, Inc. (b)	3,200	32,096
Digi International, Inc. (b)	13,084	153,083
EchoStar Holding Corp. Class A (b)	27,986	1,316,461
EMCORE Corp. (b)	13,673	69,732
EXFO, Inc. (sub. vtg.) (b)	8,342	29,081
Extreme Networks, Inc. (b)	51,155	440,445
F5 Networks, Inc. (b)	30,600	5,297,166
Finisar Corp. (a)(b)	55,382	897,742
Gilat Satellite Networks Ltd. (a)(b)	23,036	185,440
Harmonic, Inc. (b)	36,590	140,872
Infinera Corp. (a)(b)	78,146	687,685
InterDigital, Inc.	19,551	1,541,596
Ituran Location & Control Ltd.	12,623	416,559
KVH Industries, Inc. (b)	9,269	102,422
Lantronix, Inc. (b)	8,577	27,961
Lumentum Holdings, Inc. (a)(b)	32,405	1,903,794
Mitel Networks Corp. (b)	59,863	660,888
NETGEAR, Inc. (a)(b)	14,967	904,755
NetScout Systems, Inc. (a)(b)	52,440	1,415,880
Oclaro, Inc. (b)	78,646	673,210
Parkervision, Inc. (a)(b)	9,416	6,690
PC-Tel, Inc.	8,979	59,710
Radcom Ltd. (a)(b)	7,403	141,027
Radware Ltd. (b)	20,525	478,848
Resonant, Inc. (a)(b)	5,889	25,912
Sierra Wireless, Inc. (a)(b)	16,834	276,078
Silicom Ltd. (a)(b)	3,732	147,899
Sonus Networks, Inc. (b)	53,082	321,677
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (a)	223,899	1,614,312
Tessco Technologies, Inc.	7,463	135,080
Ubiquiti Networks, Inc. (a)(b)	40,774	3,367,525
UTStarcom Holdings Corp. (a)(b)	21,290	97,082
ViaSat, Inc. (a)(b)	31,181	1,952,242
Viavi Solutions, Inc. (b)	137,268	1,305,419
Westell Technologies, Inc. Class A (b)	4,115	11,975
Wi-Lan, Inc.	47,397	59,584
		125,026,559
Electronic Equipment & Components - 1.0%
Akoustis Technologies, Inc. (a)(b)	6,943	45,963
Applied DNA Sciences, Inc. (a)(b)	6,250	9,313
Avnet, Inc.	52,400	1,997,488
Bel Fuse, Inc.:
Class A	1,125	18,146
Class B (non-vtg.)	5,258	101,479
Cardtronics PLC (b)	34,097	874,929
Casa Systems, Inc. (a)(b)	47,588	914,165
CBAK Energy Technology, Inc. (a)(b)	782	938
CDW Corp.	77,313	6,188,906
ClearSign Combustion Corp. (a)(b)	23,777	47,554
Cognex Corp. (a)	88,721	4,055,437
Coherent, Inc. (b)	11,714	1,956,824
Control4 Corp. (b)	11,000	272,690
Daktronics, Inc.	5,823	46,642
Data I/O Corp. (b)	15,054	104,324
Deswell Industries, Inc.	1,530	4,697
Digital Ally, Inc. (a)(b)	7,523	19,184
Echelon Corp. (b)	3,473	14,969
Electro Scientific Industries, Inc. (a)(b)	16,544	324,593
ePlus, Inc. (b)	6,332	575,895
FARO Technologies, Inc. (b)	8,422	451,840
Flextronics International Ltd. (b)	259,482	3,604,205
FLIR Systems, Inc.	69,504	3,746,266
Frequency Electronics, Inc. (b)	4,423	35,738
Hollysys Automation Technologies Ltd.	30,015	716,458
I. D. Systems Inc. (b)	7,502	42,911
Identiv, Inc. (b)	5,445	22,597
II-VI, Inc. (a)(b)	30,118	1,323,686
Insight Enterprises, Inc. (b)	16,823	788,999
IPG Photonics Corp. (b)	28,049	6,767,382
Iteris, Inc. (a)(b)	15,658	80,326
Itron, Inc. (b)	22,624	1,291,830
KEY Tronic Corp. (b)	4,924	41,411
Kimball Electronics, Inc. (b)	12,103	226,326
LightPath Technologies, Inc. Class A (a)(b)	12,016	25,354
Littelfuse, Inc. (a)	13,359	2,899,571
LRAD Corp. (b)	9,621	20,204
Luna Innovations, Inc. (b)	10,388	34,800
Magal Security Systems Ltd. (a)(b)	11,406	61,592
Maxwell Technologies, Inc. (a)(b)	16,295	83,919
Mesa Laboratories, Inc. (a)	1,941	308,774
MicroVision, Inc. (a)(b)	27,688	45,131
MTS Systems Corp. (a)	7,701	403,532
Napco Security Technolgies, Inc. (b)	11,834	140,233
National Instruments Corp. (a)	68,204	2,838,650
Neonode, Inc. (a)(b)	20,179	6,861
NetList, Inc. (a)(b)	160,196	28,050
Novanta, Inc. (b)	15,898	1,030,985
Orbotech Ltd. (b)	26,611	1,704,168
OSI Systems, Inc. (b)	8,827	605,356
PC Connection, Inc.	6,754	199,851
PC Mall, Inc. (a)(b)	27,632	337,110
Perceptron, Inc. (b)	6,131	58,919
Plexus Corp. (b)	26,004	1,512,133
RadiSys Corp. (a)(b)	91,031	67,700
Research Frontiers, Inc. (a)(b)	7,119	5,766
Richardson Electronics Ltd.	6,648	64,752
Sanmina Corp. (b)	31,164	897,523
ScanSource, Inc. (b)	11,521	451,047
SGOCO Technology Ltd. (b)	250	295
Supercom Ltd. (a)(b)	7,335	14,743
Tech Data Corp. (b)	17,454	1,515,182
Trimble, Inc. (b)	125,069	4,134,781
TTM Technologies, Inc. (a)(b)	47,743	860,806
Wayside Technology Group, Inc.	2,644	37,280
Zebra Technologies Corp. Class A (b)	26,864	4,123,893
		61,233,072
Internet Software & Services - 11.5%
21Vianet Group, Inc. ADR (b)	37,109	306,891
2U, Inc. (a)(b)	27,026	2,562,065
Akamai Technologies, Inc. (b)	84,269	6,352,197
Alarm.com Holdings, Inc. (a)(b)	23,739	1,054,724
Alphabet, Inc.:
Class A (b)	131,215	144,336,500
Class C (b)	153,789	166,859,527
ANGI Homeservices, Inc. Class A (a)(b)	27,317	411,394
AppFolio, Inc. (b)	10,046	594,723
Apptio, Inc. Class A (b)	17,072	563,888
Autoweb, Inc. (b)	14,441	52,421
Baidu.com, Inc. sponsored ADR (b)	125,071	30,337,222
Baozun, Inc. sponsored ADR (a)(b)	18,222	1,117,191
Benefitfocus, Inc. (a)(b)	20,346	682,608
BlackLine, Inc. (a)(b)	29,439	1,225,251
Blucora, Inc. (b)	26,443	1,003,512
Brightcove, Inc. (b)	14,157	145,109
BroadVision, Inc. (b)	599	1,078
Carbonite, Inc. (a)(b)	19,969	774,797
CarGurus, Inc. Class A (a)	42,191	1,399,054
China Finance Online Co. Ltd. ADR (a)(b)	8,455	16,572
Cornerstone OnDemand, Inc. (b)	33,471	1,656,145
Coupa Software, Inc. (b)	29,615	1,580,849
DocuSign, Inc.	67,700	3,372,137
Dropbox, Inc. Class A (a)(b)	24,400	731,756
eBay, Inc. (b)	447,747	16,889,017
eGain Communications Corp. (b)	30,343	388,390
Endurance International Group Holdings, Inc. (a)(b)	92,566	828,466
Etsy, Inc. (b)	60,624	1,960,580
Facebook, Inc. Class A (b)	1,056,872	202,686,912
Five9, Inc. (b)	34,023	1,187,062
Gogo, Inc. (a)(b)	51,193	262,620
Hortonworks, Inc. (b)	40,803	725,477
IAC/InterActiveCorp (b)	38,940	6,041,152
Internap Network Services Corp. (a)(b)	9,074	98,362
iPass, Inc. (b)	28,524	12,636
j2 Global, Inc. (a)	24,054	2,031,120
Jmu Ltd. sponsored ADR (b)	6,361	3,435
Limelight Networks, Inc. (b)	51,157	250,669
Liquidity Services, Inc. (b)	19,085	107,830
LivePerson, Inc. (b)	27,391	530,016
LogMeIn, Inc. (a)	26,371	2,845,431
Marchex, Inc. Class B	21,411	57,810
Match Group, Inc. (a)(b)	31,529	1,297,418
MeetMe, Inc. (b)	30,230	110,340
MercadoLibre, Inc.	19,844	5,771,231
Mimecast Ltd. (b)	31,715	1,413,538
MINDBODY, Inc. (a)(b)	24,719	973,929
Momo, Inc. ADR (b)	74,014	3,398,723
My Size, Inc. (a)(b)	46,419	53,846
NetEase, Inc. ADR	33,699	7,694,156
NIC, Inc.	34,557	530,450
Nutanix, Inc. Class A (a)(b)	54,235	2,898,861
Okta, Inc. (a)(b)	23,076	1,297,102
Perion Network Ltd. (b)	1,315	1,604
Points International Ltd. (b)	7,506	109,212
Professional Diversity Network, Inc. (a)(b)	1,922	6,074
QuinStreet, Inc. (b)	27,593	378,300
Qumu Corp. (b)	2,780	6,366
Reis, Inc.	7,676	165,802
Remark Holdings, Inc. (a)(b)	25,112	110,995
SecureWorks Corp. (a)(b)	6,170	64,106
Seven Stars Cloud Group, Inc. (a)(b)	51,296	120,033
ShotSpotter, Inc. (a)	4,060	117,821
SINA Corp. (b)	36,721	3,335,001
Sohu.com, Inc. (a)(b)	18,373	666,205
SPS Commerce, Inc. (b)	10,477	779,803
Stamps.com, Inc. (b)	8,575	2,150,610
Support.com, Inc. (b)	16,704	47,940
Synacor, Inc. (a)(b)	19,246	36,567
TechTarget, Inc. (b)	19,894	533,955
The Trade Desk, Inc. (a)(b)	13,991	1,196,650
Tintri, Inc. (a)	26,691	11,779
Travelzoo, Inc. (b)	6,862	115,625
TrueCar, Inc. (b)	47,865	469,556
Tucows, Inc. (a)(b)	5,097	319,327
VeriSign, Inc. (b)	56,571	7,379,121
Web.com Group, Inc. (a)(b)	44,683	873,553
Weibo Corp. sponsored ADR (a)(b)	33,192	3,382,597
Wix.com Ltd. (a)(b)	21,005	1,826,385
Xunlei Ltd. sponsored ADR (a)(b)	16,359	202,361
Yandex NV Series A (b)	146,102	4,897,339
Yatra Online, Inc. (a)(b)	66,851	504,057
YY, Inc. ADR (b)	26,047	3,035,257
Zillow Group, Inc.:
Class A (a)(b)	38,378	2,235,135
Class C (a)(b)	51,068	2,978,796
		667,542,122
IT Services - 2.4%
Acxiom Corp. (b)	35,961	1,053,298
ALJ Regional Holdings, Inc. (b)	15,043	24,520
Amdocs Ltd.	67,104	4,526,836
Automatic Data Processing, Inc.	199,364	25,921,307
Blackhawk Network Holdings, Inc. (b)	26,650	1,199,250
Cass Information Systems, Inc.	4,798	298,292
China Customer Relations Centers, Inc. (a)(b)	7,958	158,046
China Information Technology, Inc. (b)	20,266	35,871
Cognizant Technology Solutions Corp. Class A	256,815	19,351,010
Computer Task Group, Inc. (b)	19,062	138,771
CSG Systems International, Inc. (a)	15,561	643,914
CSP, Inc.	2,505	23,873
Edgewater Technology, Inc. (b)	6,041	32,682
Euronet Worldwide, Inc. (b)	24,742	2,073,627
Exela Technologies, Inc. (b)	87,567	413,316
ExlService Holdings, Inc. (b)	23,212	1,315,888
Fiserv, Inc. (b)	178,022	12,924,397
Hackett Group, Inc.	6,875	110,688
Information Services Group, Inc. (b)	21,642	87,217
Innodata, Inc. (b)	162	203
Inpixon (b)	6	2
Jack Henry & Associates, Inc.	34,441	4,307,191
JetPay Corp. (b)	3,116	6,232
ManTech International Corp. Class A (a)	12,185	656,893
Mattersight Corp. (b)	20,265	54,716
ModusLink Global Solutions, Inc. (b)	31,319	64,204
MoneyGram International, Inc. (b)	23,636	156,707
Net 1 UEPS Technologies, Inc. (a)(b)	21,299	207,878
Paychex, Inc.	160,887	10,550,969
PayPal Holdings, Inc. (b)	535,883	43,979,918
Perficient, Inc. (a)(b)	17,917	467,813
PFSweb, Inc. (b)	12,471	133,440
Presidio, Inc. (a)(b)	43,131	577,093
PRG-Schultz International, Inc. (b)	9,282	89,571
QIWI PLC Class B sponsored ADR (a)	21,543	350,720
Sabre Corp. (a)	140,088	3,433,557
ServiceSource International, Inc. (b)	30,958	129,714
Sykes Enterprises, Inc. (a)(b)	35,047	986,573
Syntel, Inc. (a)(b)	40,576	1,278,144
Ttec Holdings, Inc.	21,962	775,259
Virtusa Corp. (b)	14,348	696,595
		139,236,195
Semiconductors & Semiconductor Equipment - 9.4%
Acacia Communications, Inc. (b)	18,372	594,150
Adesto Technologies Corp. (b)	6,015	54,737
Advanced Energy Industries, Inc. (b)	23,294	1,526,456
Advanced Micro Devices, Inc. (a)(b)	487,749	6,696,794
Alpha & Omega Semiconductor Ltd. (b)	13,400	208,102
Ambarella, Inc. (a)(b)	15,570	760,750
Amkor Technology, Inc. (a)(b)	114,019	1,037,573
Amtech Systems, Inc. (b)	7,143	70,430
Analog Devices, Inc.	161,869	15,730,429
Applied Materials, Inc.	471,745	23,955,211
ASML Holding NV (a)	34,897	6,862,495
Atomera, Inc. (b)	6,089	36,595
Axcelis Technologies, Inc. (b)	13,514	287,173
AXT, Inc. (a)(b)	19,692	142,767
Broadcom, Inc.	182,739	46,063,020
Brooks Automation, Inc.	32,499	1,062,067
Cabot Microelectronics Corp.	14,635	1,656,243
Camtek Ltd. (a)	16,454	132,784
Canadian Solar, Inc. (a)(b)	28,216	468,668
Cavium, Inc. (b)	33,282	2,782,708
Ceva, Inc. (b)	10,180	343,066
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	6,988	100,977
Cirrus Logic, Inc. (a)(b)	29,436	1,103,261
Cohu, Inc.	13,514	324,606
Cree, Inc. (a)(b)	51,417	2,397,061
CVD Equipment Corp. (b)	3,218	22,848
CyberOptics Corp. (a)(b)	5,253	90,089
Cypress Semiconductor Corp. (a)	181,126	2,981,334
Diodes, Inc. (b)	23,421	801,935
DSP Group, Inc. (b)	14,901	190,733
Entegris, Inc.	78,186	2,744,329
First Solar, Inc. (a)(b)	52,992	3,582,789
FormFactor, Inc. (b)	32,758	443,871
GSI Technology, Inc. (b)	9,353	71,270
Hanwha Solarone Co. Ltd. sponsored ADR (b)	2,413	17,374
Himax Technologies, Inc. sponsored ADR (a)	50,546	376,568
Ichor Holdings Ltd. (a)(b)	11,068	275,372
Integrated Device Technology, Inc. (a)(b)	70,666	2,348,938
Intel Corp.	2,055,223	113,448,310
Intermolecular, Inc. (a)(b)	16,622	23,769
JA Solar Holdings Co. Ltd. ADR (a)(b)	46,736	338,369
KLA-Tencor Corp.	70,886	8,026,422
Kopin Corp. (a)(b)	35,617	125,728
Kulicke & Soffa Industries, Inc. (b)	32,745	788,500
Lam Research Corp. (a)	72,903	14,447,917
Lattice Semiconductor Corp. (b)	58,906	338,710
MACOM Technology Solutions Holdings, Inc. (a)(b)	40,852	921,213
Marvell Technology Group Ltd. (a)	246,347	5,306,314
Maxim Integrated Products, Inc.	124,468	7,300,048
Mellanox Technologies Ltd. (b)	27,353	2,335,946
Microchip Technology, Inc. (a)	105,716	10,294,624
Micron Technology, Inc. (b)	514,692	29,641,112
MKS Instruments, Inc.	28,099	3,152,708
Monolithic Power Systems, Inc. (a)	22,604	2,979,433
Nanometrics, Inc. (b)	11,968	502,297
Nova Measuring Instruments Ltd. (b)	13,245	386,224
NVE Corp.	1,950	215,573
NVIDIA Corp.	268,806	67,790,185
NXP Semiconductors NV (b)	169,611	19,335,654
O2Micro International Ltd. sponsored ADR (b)	13,662	21,859
ON Semiconductor Corp. (b)	203,671	5,118,252
PDF Solutions, Inc. (a)(b)	32,569	411,672
Photronics, Inc. (b)	34,068	296,392
Pixelworks, Inc. (a)(b)	14,146	58,706
Power Integrations, Inc.	13,958	1,048,944
Qorvo, Inc. (a)(b)	64,363	5,165,131
Qualcomm, Inc. (a)	660,717	38,400,872
QuickLogic Corp. (a)(b)	32,535	39,042
Rambus, Inc. (a)(b)	93,305	1,255,885
Rubicon Technology, Inc. (b)	229	1,738
SemiLEDs Corp. (a)(b)	5,650	22,374
Semtech Corp. (b)	31,054	1,503,014
Sigma Designs, Inc. (b)	15,696	97,315
Silicon Laboratories, Inc. (b)	23,698	2,502,509
Silicon Motion Technology Corp. sponsored ADR (a)	16,521	803,416
Skyworks Solutions, Inc.	83,957	8,279,000
SMART Global Holdings, Inc.	10,275	457,546
SolarEdge Technologies, Inc. (a)(b)	19,749	1,102,982
SunPower Corp. (a)(b)	65,341	548,211
Synaptics, Inc. (a)(b)	17,364	729,983
Texas Instruments, Inc. (a)	436,634	48,863,711
Tower Semiconductor Ltd. (a)(b)	44,863	1,162,849
Ultra Clean Holdings, Inc. (a)(b)	15,545	273,903
Universal Display Corp. (a)	24,632	2,438,568
Veeco Instruments, Inc. (b)	25,984	443,027
Xcerra Corp. (b)	24,304	334,666
Xilinx, Inc.	114,090	7,770,670
Xperi Corp.	36,199	714,930
		545,911,796
Software - 10.5%
ACI Worldwide, Inc. (a)(b)	56,009	1,352,617
Activision Blizzard, Inc. (a)	339,295	24,059,408
Adobe Systems, Inc. (b)	219,582	54,737,401
Agilysys, Inc. (b)	16,359	232,625
Allot Communications Ltd. (b)	18,186	97,841
American Software, Inc. Class A	11,793	155,314
ANSYS, Inc. (b)	42,992	6,999,098
Aspen Technology, Inc. (b)	34,824	3,247,686
Asure Software, Inc. (a)(b)	9,142	160,259
Atlassian Corp. PLC (a)(b)	45,663	2,912,843
Attunity Ltd. (b)	4,211	49,100
Autodesk, Inc. (b)	99,940	12,902,254
Aware, Inc. (b)	11,224	43,774
Blackbaud, Inc. (a)	23,395	2,280,311
Bottomline Technologies, Inc. (a)(b)	25,365	1,206,359
BSQUARE Corp. (b)	4,329	14,286
CA Technologies, Inc.	189,015	6,755,396
Cadence Design Systems, Inc. (b)	129,194	5,484,285
CDK Global, Inc.	65,695	4,227,473
Changyou.com Ltd. (A Shares) ADR (a)	9,360	175,313
Check Point Software Technologies Ltd. (a)(b)	70,452	6,859,207
Citrix Systems, Inc. (a)(b)	55,699	5,882,928
CommVault Systems, Inc. (b)	21,421	1,464,125
CounterPath Corp. (a)(b)	952	2,494
CyberArk Software Ltd. (a)(b)	19,514	1,187,427
Datawatch Corp. (b)	4,467	43,553
Descartes Systems Group, Inc. (Canada) (b)	36,601	1,092,158
Digimarc Corp. (a)(b)	13,614	398,210
Digital Turbine, Inc. (a)(b)	32,983	61,348
Ebix, Inc. (a)	14,856	1,108,258
Electronic Arts, Inc. (b)	136,797	17,908,095
Everbridge, Inc. (b)	13,356	615,311
Evolving Systems, Inc. (b)	7,319	24,153
FireEye, Inc. (a)(b)	92,253	1,539,703
Forescout Technologies, Inc. (b)	26,494	796,940
Fortinet, Inc. (b)	83,572	5,112,935
GigaMedia Ltd. (b)	1,007	2,961
Glu Mobile, Inc. (b)	63,428	357,734
Gravity Co. Ltd. ADR (b)	2,127	149,826
Imperva, Inc. (b)	19,961	968,109
Inseego Corp. (a)(b)	47,483	86,894
Intuit, Inc.	111,984	22,575,974
Magic Software Enterprises Ltd.	21,539	186,312
Manhattan Associates, Inc. (a)(b)	33,041	1,437,944
Materialise NV ADR (a)(b)	6,225	75,198
Microsoft Corp. (a)	3,396,384	335,698,595
MicroStrategy, Inc. Class A (b)	5,388	698,123
Mitek Systems, Inc. (b)	15,155	131,091
MobileIron, Inc. (b)	43,976	189,097
Monotype Imaging Holdings, Inc.	44,619	963,770
NetSol Technologies, Inc. (b)	5,108	31,925
NICE Systems Ltd. sponsored ADR (a)(b)	19,445	2,056,309
Nuance Communications, Inc. (b)	136,277	1,841,102
NXT-ID, Inc. (a)(b)	787	1,464
Open Text Corp.	132,010	4,604,976
Parametric Technology Corp. (a)(b)	57,287	4,940,431
Park City Group, Inc. (a)(b)	9,653	70,950
Paylocity Holding Corp. (a)(b)	26,449	1,580,328
Pegasystems, Inc.	36,495	2,257,216
Progress Software Corp.	22,486	851,770
Proofpoint, Inc. (b)	23,355	2,729,966
QAD, Inc. Class A	9,502	492,679
Qualys, Inc. (a)(b)	21,343	1,642,344
Rapid7, Inc. (b)	29,622	938,129
RealPage, Inc. (b)	43,170	2,536,238
Red Violet, Inc. (a)(b)	13,190	95,628
RMG Networks Holding Corp. (a)(b)	6,918	8,440
Sapiens International Corp. NV (a)	25,327	235,288
SeaChange International, Inc. (b)	20,866	58,425
SITO Mobile Ltd. (a)(b)	29,695	113,435
Smith Micro Software, Inc. (a)(b)	15,074	31,052
Sonic Foundry, Inc. (b)	478	1,123
Sphere 3D Corp. (a)(b)	35,059	20,432
Splunk, Inc. (b)	72,789	8,065,749
SS&C Technologies Holdings, Inc.	104,615	5,325,950
Symantec Corp.	279,481	5,807,615
Synopsys, Inc. (b)	65,990	5,811,739
Take-Two Interactive Software, Inc. (b)	51,358	5,756,205
Talend SA ADR (a)(b)	13,752	780,839
TeleNav, Inc. (b)	20,010	107,054
The9 Ltd. sponsored ADR (a)(b)	2,077	2,326
TiVo Corp.	62,688	902,707
Top Image Systems Ltd. (a)(b)	2,532	2,659
Ultimate Software Group, Inc. (a)(b)	15,530	4,071,190
Upland Software, Inc. (b)	8,828	315,866
Varonis Systems, Inc. (b)	12,603	978,623
Vasco Data Security International, Inc. (b)	24,175	523,389
Verint Systems, Inc. (b)	29,994	1,265,747
Workday, Inc. Class A (a)(b)	63,410	8,304,174
Zix Corp. (b)	23,272	125,902
Zscaler, Inc. (a)(b)	57,856	1,519,299
Zynga, Inc. (b)	360,444	1,585,954
		613,104,753
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	2,237,071	418,041,415
Astro-Med, Inc.	3,663	69,231
Avid Technology, Inc. (a)(b)	21,480	109,548
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (b)	356	733
CPI Card Group (a)	1,132	3,011
Cray, Inc. (b)	20,350	506,715
Electronics for Imaging, Inc. (a)(b)	24,032	803,390
Everspin Technologies, Inc. (a)(b)	17,264	132,415
Immersion Corp. (a)(b)	17,574	266,598
Intevac, Inc. (b)	24,594	115,592
Logitech International SA (a)	84,467	3,433,584
NetApp, Inc.	134,433	9,184,463
On Track Innovations Ltd. (a)(b)	22,179	28,611
Seagate Technology LLC	126,792	7,144,729
Stratasys Ltd. (a)(b)	26,737	497,308
Super Micro Computer, Inc. (a)(b)	24,874	599,463
Transact Technologies, Inc.	5,746	62,344
U.S.A. Technologies, Inc. (b)	20,926	281,455
Western Digital Corp.	133,125	11,117,269
		452,397,874

TOTAL INFORMATION TECHNOLOGY		2,604,452,371

MATERIALS - 0.5%
Chemicals - 0.1%
A. Schulman, Inc.	13,424	587,300
Advanced Emissions Solutions, Inc. (a)	9,725	107,850
AgroFresh Solutions, Inc. (a)(b)	20,373	144,037
Balchem Corp.	15,147	1,460,625
Burcon NutraScience Corp. (b)	838	330
Fuwei Films Holdings Co. Ltd. (b)	232	814
Gulf Resources, Inc. (b)	18,051	25,813
Hawkins, Inc.	5,991	187,818
Innophos Holdings, Inc.	9,455	449,396
Innospec, Inc.	11,180	857,506
MagneGas Corp. (b)	157	70
Marrone Bio Innovations, Inc. (b)	19,941	32,504
Methanex Corp.	44,064	3,010,326
Northern Technologies International Corp.	430	13,438
Senomyx, Inc. (b)	3,481	4,734
Tantech Holdings Ltd. (a)(b)	59,495	211,802
Yield10 Bioscience, Inc. (b)	456	766
		7,095,129
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (b)	135	385
Tecnoglass, Inc. (a)	16,338	142,304
U.S. Concrete, Inc. (a)(b)	10,081	614,437
United States Lime & Minerals, Inc.	2,630	207,770
		964,896
Containers & Packaging - 0.1%
Silgan Holdings, Inc. (a)	52,428	1,427,090
UFP Technologies, Inc. (b)	5,073	155,234
		1,582,324
Metals & Mining - 0.3%
Century Aluminum Co. (b)	40,766	722,374
China Natural Resources, Inc. (a)(b)	11,233	22,354
Ferroglobe PLC	79,748	815,822
Ferroglobe Representation & Warranty Insurance (b)(c)	23,476	0
Haynes International, Inc. (a)	7,034	299,508
Kaiser Aluminum Corp. (a)	9,749	1,074,925
Mountain Province Diamonds, Inc. (a)(b)	73,559	187,216
Olympic Steel, Inc.	6,599	152,635
Pan American Silver Corp.	72,791	1,287,673
Pershing Gold Corp. (a)(b)	17,038	32,713
Randgold Resources Ltd. sponsored ADR (a)	18,027	1,433,507
Royal Gold, Inc. (a)	31,338	2,809,765
Schnitzer Steel Industries, Inc. Class A (a)	30,059	936,338
Ssr Mining, Inc. (b)	55,264	565,597
Steel Dynamics, Inc.	121,315	5,996,600
Synalloy Corp.	4,836	90,917
Universal Stainless & Alloy Products, Inc. (b)	2,681	64,880
ZK International Group Co. Ltd.	8,117	53,897
		16,546,721
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	31,334	502,911
Pope Resources, Inc. LP	1,792	127,322
		630,233

TOTAL MATERIALS		26,819,303

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
CareTrust (REIT), Inc.	57,176	942,832
CIM Commercial Trust Corp. (a)	31,786	473,611
CyrusOne, Inc.	43,736	2,422,100
Equinix, Inc.	40,341	16,009,326
Gaming & Leisure Properties	103,234	3,623,513
Gladstone Commercial Corp.	11,862	223,006
Gladstone Land Corp. (a)	5,578	71,175
Global Self Storage, Inc.	4,374	18,327
Government Properties Income Trust (a)	61,858	898,797
Hospitality Properties Trust (SBI)	77,851	2,253,786
Industrial Logistics Properties Trust (b)	31,923	679,321
Lamar Advertising Co. Class A	41,151	2,848,472
Potlatch Corp.	18,771	947,936
Retail Opportunity Investments Corp.	51,926	940,899
Sabra Health Care REIT, Inc.	102,904	2,133,200
SBA Communications Corp. Class A (b)	59,685	9,434,408
Select Income REIT	72,601	1,568,182
Senior Housing Properties Trust (SBI)	153,254	2,706,466
Sotherly Hotels, Inc.	13,575	92,446
Uniti Group, Inc. (a)	89,098	1,868,385
Wheeler REIT, Inc. (a)	13,378	55,519
		50,211,707
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	9,479	278,493
Boston Omaha Corp. (a)	10,505	252,120
Brookfield Property Partners LP	141,685	2,802,885
China HGS Real Estate, Inc. (a)(b)	7,388	11,969
Colliers International Group, Inc.	17,141	1,236,595
Cresud S.A.C.I.F. y A. sponsored ADR (a)	31,603	535,039
Elbit Imaging Ltd. (b)	37	79
FirstService Corp.	19,478	1,370,641
FRP Holdings, Inc. (b)	5,743	326,202
Griffin Industrial Realty, Inc.	2,554	105,582
Gyrodyne LLC	1,037	20,771
Landmark Infrastructure Partners LP	12,077	161,228
Redfin Corp. (a)	39,042	862,828
Stratus Properties, Inc. (b)	4,283	134,058
		8,098,490

TOTAL REAL ESTATE		58,310,197

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Alaska Communication Systems Group, Inc. (b)	28,590	47,459
Atlantic Tele-Network, Inc.	7,850	422,566
B Communications Ltd. (b)	6,422	64,284
Cogent Communications Group, Inc. (a)	21,235	1,087,232
Consolidated Communications Holdings, Inc. (a)	36,702	411,429
Hawaiian Telcom Holdco, Inc. (b)	7,559	198,726
Internet Gold Golden Lines Ltd. (a)(b)	2,833	7,932
Iridium Communications, Inc. (a)(b)	44,902	682,510
magicJack VocalTec Ltd. (a)(b)	18,264	154,331
ORBCOMM, Inc. (a)(b)	33,754	326,064
PDVWireless, Inc. (a)(b)	6,652	168,628
Sify Technologies Ltd. sponsored ADR (a)	1,965	3,832
		3,574,993
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (b)	17,559	377,694
Partner Communications Co. Ltd. ADR (b)	1,446	5,856
Shenandoah Telecommunications Co. (a)	23,353	744,961
Spok Holdings, Inc.	5,169	79,603
T-Mobile U.S., Inc. (a)(b)	385,912	21,495,298
VEON Ltd. sponsored ADR (a)	828,386	1,979,843
Vodafone Group PLC sponsored ADR (a)	223,203	5,787,654
		30,470,909

TOTAL TELECOMMUNICATION SERVICES		34,045,902

UTILITIES - 0.3%
Electric Utilities - 0.2%
MGE Energy, Inc.	24,471	1,459,695
Otter Tail Corp.	28,689	1,325,432
Spark Energy, Inc. Class A,	5,832	58,320
Xcel Energy, Inc.	247,879	11,283,452
		14,126,899
Gas Utilities - 0.0%
RGC Resources, Inc.	3,685	97,468
Independent Power and Renewable Electricity Producers - 0.1%
8Point3 Energy Partners LP	24,303	298,441
Atlantica Yield PLC	51,016	974,916
Pattern Energy Group, Inc. (a)	53,705	997,839
Terraform Power, Inc.	68,174	757,413
VivoPower International PLC (b)	1,305	2,936
		3,031,545
Water Utilities - 0.0%
Artesian Resources Corp. Class A	5,276	205,764
Cadiz, Inc. (a)(b)	9,697	125,576
Connecticut Water Service, Inc.	5,799	374,151
Global Water Resources, Inc.	9,461	86,474
Middlesex Water Co.	7,557	335,833
Pure Cycle Corp. (b)	11,638	108,815
York Water Co.	5,988	196,107
		1,432,720

TOTAL UTILITIES		18,688,632

TOTAL COMMON STOCKS
(Cost $3,189,159,885)		5,210,507,827
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 1.18% to 2% 6/21/18 to 11/8/18 (e)
(Cost $26,843,712)	27,000,000	26,841,413
	Shares	Value

Money Market Funds - 19.9%
Fidelity Cash Central Fund, 1.76% (f)	575,236,903	$575,351,951
Fidelity Securities Lending Cash Central Fund 1.76% (f)(g)	585,511,446	585,569,997
TOTAL MONEY MARKET FUNDS
(Cost $1,160,920,412)		1,160,921,948
TOTAL INVESTMENT IN SECURITIES - 109.9%
(Cost $4,376,924,009)		6,398,271,188
NET OTHER ASSETS (LIABILITIES) - (9.9)%		(578,304,784)
NET ASSETS - 100%		$5,819,966,404

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	4,378	June 2018	$610,906,120	$4,609,484	$4,609,484

The notional amount of futures purchased as a percentage of Net Assets is 10.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $25,573,711.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,411,009
Fidelity Securities Lending Cash Central Fund	3,173,920
Total	$5,584,929

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$965,931,223	$965,931,223	$--	$--
Consumer Staples	238,063,613	238,063,613	--	--
Energy	31,941,858	31,935,480	1	6,377
Financials	386,849,649	386,849,649	--	--
Health Care	611,305,963	611,109,234	--	196,729
Industrials	234,099,116	234,099,116	--	--
Information Technology	2,604,452,371	2,604,452,371	--	--
Materials	26,819,303	26,819,303	--	--
Real Estate	58,310,197	58,310,197	--	--
Telecommunication Services	34,045,902	34,045,902	--	--
Utilities	18,688,632	18,688,632	--	--
U.S. Government and Government Agency Obligations	26,841,413	--	26,841,413	--
Money Market Funds	1,160,921,948	1,160,921,948	--	--
Total Investments in Securities:	$6,398,271,188	$6,371,226,668	$26,841,414	$203,106
Derivative Instruments:
Assets
Futures Contracts	$4,609,484	$4,609,484	$--	$--
Total Assets	$4,609,484	$4,609,484	$--	$--
Total Derivative Instruments:	$4,609,484	$4,609,484	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,609,484	$0
Total Equity Risk	4,609,484	0
Total Value of Derivatives	$4,609,484	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $567,699,614) — See accompanying schedule: Unaffiliated issuers (cost $3,216,003,597)	$5,237,349,240
Fidelity Central Funds (cost $1,160,920,412)	1,160,921,948
Total Investment in Securities (cost $4,376,924,009)		$6,398,271,188
Foreign currency held at value (cost $4,295)		4,353
Receivable for investments sold		444,869
Receivable for fund shares sold		6,416,152
Dividends receivable		5,735,346
Distributions receivable from Fidelity Central Funds		1,312,387
Prepaid expenses		1,160
Receivable from investment adviser for expense reductions		462,155
Total assets		6,412,647,610
Liabilities
Payable to custodian bank	$131,161
Payable for fund shares redeemed	4,229,699
Accrued management fee	1,141,481
Payable for daily variation margin on futures contracts	892,191
Other affiliated payables	713,138
Other payables and accrued expenses	54,053
Collateral on securities loaned	585,519,483
Total liabilities		592,681,206
Net Assets		$5,819,966,404
Net Assets consist of:
Paid in capital		$3,743,791,147
Undistributed net investment income		20,853,972
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,364,843
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,025,956,442
Net Assets, for 59,393,745 shares outstanding		$5,819,966,404
Net Asset Value, offering price and redemption price per share ($5,819,966,404 ÷ 59,393,745 shares)		$97.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$26,094,461
Interest		100,773
Income from Fidelity Central Funds (including $3,173,920 from security lending)		5,584,929
Total income		31,780,163
Expenses
Management fee	$6,502,612
Transfer agent fees	3,784,839
Accounting and security lending fees	474,526
Custodian fees and expenses	19,410
Independent trustees' fees and expenses	11,790
Registration fees	121,005
Audit	42,940
Legal	31,471
Miscellaneous	18,506
Total expenses before reductions	11,007,099
Expense reductions	(3,127,027)
Total expenses after reductions		7,880,072
Net investment income (loss)		23,900,091
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,475,740
Fidelity Central Funds	968
Foreign currency transactions	1,383
Futures contracts	26,138,365
Total net realized gain (loss)		72,616,456
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	341,684,651
Fidelity Central Funds	(7,912)
Assets and liabilities in foreign currencies	20
Futures contracts	(2,579,568)
Total change in net unrealized appreciation (depreciation)		339,097,191
Net gain (loss)		411,713,647
Net increase (decrease) in net assets resulting from operations		$435,613,738

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,900,091	$37,900,181
Net realized gain (loss)	72,616,456	(28,107,385)
Change in net unrealized appreciation (depreciation)	339,097,191	1,032,880,282
Net increase (decrease) in net assets resulting from operations	435,613,738	1,042,673,078
Distributions to shareholders from net investment income	(34,727,075)	(26,158,541)
Distributions to shareholders from net realized gain	(1,255,850)	(1,095,008)
Total distributions	(35,982,925)	(27,253,549)
Share transactions
Proceeds from sales of shares	1,127,972,298	2,300,864,112
Reinvestment of distributions	34,510,575	26,226,029
Cost of shares redeemed	(641,931,732)	(1,157,870,501)
Net increase (decrease) in net assets resulting from share transactions	520,551,141	1,169,219,640
Redemption fees	–	8,315
Total increase (decrease) in net assets	920,181,954	2,184,647,484
Net Assets
Beginning of period	4,899,784,450	2,715,136,966
End of period	$5,819,966,404	$4,899,784,450
Other Information
Undistributed net investment income end of period	$20,853,972	$31,680,956
Shares
Sold	11,960,437	29,025,119
Issued in reinvestment of distributions	378,987	364,352
Redeemed	(6,835,630)	(14,037,907)
Net increase (decrease)	5,503,794	15,351,564

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Nasdaq Composite Index Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$90.92	$70.45	$67.89	$63.84	$54.46	$40.41
Income from Investment Operations
Net investment income (loss)A	.42	.76	.78	.68	.75B	.57
Net realized and unrealized gain (loss)	7.31	20.38	2.80	4.13	9.54	13.95
Total from investment operations	7.73	21.14	3.58	4.81	10.29	14.52
Distributions from net investment income	(.64)	(.65)	(.55)	(.52)	(.40)	(.48)
Distributions from net realized gain	(.02)	(.03)	(.48)	(.26)	(.52)	–
Total distributions	(.66)	(.67)C	(1.03)	(.78)	(.92)	(.48)
Redemption fees added to paid in capitalA	–	–D	.01	.02	.01	.01
Net asset value, end of period	$97.99	$90.92	$70.45	$67.89	$63.84	$54.46
Total ReturnE,F	8.56%	30.26%	5.43%	7.70%	19.25%	36.39%
Ratios to Average Net AssetsG,H
Expenses before reductions	.41%I	.41%	.42%	.52%	.55%	.56%
Expenses net of fee waivers, if any	.29%I	.29%	.29%	.29%	.29%	.33%
Expenses net of all reductions	.29%I	.29%	.29%	.29%	.29%	.33%
Net investment income (loss)	.88%I	.94%	1.20%	1.05%	1.31%B	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$5,819,966	$4,899,784	$2,715,137	$2,076,377	$1,257,703	$688,916
Portfolio turnover rateJ	19%I	11%	4%	9%	5%	14%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

 C Total distributions of $.67 per share is comprised of distributions from net investment income of $.645 and distributions from net realized gain of $.027 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,174,029,953
Gross unrealized depreciation	(160,958,429)
Net unrealized appreciation (depreciation)	$2,013,071,524
Tax cost	$4,389,809,148

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(12,424,936)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $583,718,691 and $476,677,785, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .14% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,284 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $16,219,266. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $44,600 from securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .29% of average net assets. This reimbursement will remain in place through January 31, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,125,069.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,958.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Actual	.29%	$1,000.00	$1,085.60	$1.51
Hypothetical-C		$1,000.00	$1,023.49	$1.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

EIF-SANN-0718
1.795567.114

Fidelity® Series 100 Index Fund Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Apple, Inc.	6.6
Microsoft Corp.	5.2
Amazon.com, Inc.	4.5
Facebook, Inc. Class A	3.2
Berkshire Hathaway, Inc. Class B	2.5
JPMorgan Chase & Co.	2.5
Exxon Mobil Corp.	2.4
Alphabet, Inc. Class C	2.3
Alphabet, Inc. Class A	2.2
Johnson & Johnson	2.2
33.6

Top Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	30.1
Financials	13.9
Health Care	13.7
Consumer Discretionary	13.6
Industrials	8.5
Consumer Staples	7.8
Energy	6.2
Telecommunication Services	2.7
Utilities	1.5
Materials	1.4

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments – 2.5%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Automobiles - 0.7%
Ford Motor Co.	786,090	$9,079,340
General Motors Co.	254,356	10,861,001
		19,940,341
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	160,579	25,694,246
Starbucks Corp.	283,076	16,041,917
		41,736,163
Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc. (a)	80,937	131,896,554
The Booking Holdings, Inc. (a)	9,824	20,718,030
		152,614,584
Media - 3.3%
Charter Communications, Inc. Class A (a)	37,473	9,781,952
Comcast Corp. Class A	933,652	29,111,269
The Walt Disney Co.	302,889	30,128,369
Time Warner, Inc.	157,087	14,791,312
Twenty-First Century Fox, Inc.:
Class A	212,311	8,184,589
Class B	88,466	3,376,747
		95,374,238
Multiline Retail - 0.3%
Target Corp.	109,493	7,980,945
Specialty Retail - 2.1%
Home Depot, Inc.	235,222	43,880,664
Lowe's Companies, Inc.	167,181	15,883,867
		59,764,531
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	261,434	18,770,961

TOTAL CONSUMER DISCRETIONARY		396,181,763

CONSUMER STAPLES - 7.8%
Beverages - 2.1%
PepsiCo, Inc.	286,466	28,718,217
The Coca-Cola Co.	773,362	33,254,566
		61,972,783
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	88,450	17,534,328
Walgreens Boots Alliance, Inc.	171,615	10,707,060
Walmart, Inc.	292,392	24,134,036
		52,375,424
Food Products - 0.6%
Mondelez International, Inc.	299,596	11,765,135
The Kraft Heinz Co.	120,305	6,915,131
		18,680,266
Household Products - 1.7%
Colgate-Palmolive Co.	176,319	11,123,966
Procter & Gamble Co.	507,812	37,156,604
		48,280,570
Tobacco - 1.6%
Altria Group, Inc.	382,812	21,337,941
Philip Morris International, Inc.	312,853	24,884,328
		46,222,269

TOTAL CONSUMER STAPLES		227,531,312

ENERGY - 6.2%
Energy Equipment & Services - 1.0%
Halliburton Co.	175,758	8,742,203
Schlumberger Ltd.	278,769	19,143,067
		27,885,270
Oil, Gas & Consumable Fuels - 5.2%
Chevron Corp.	384,787	47,829,024
ConocoPhillips Co.	236,598	15,944,339
Exxon Mobil Corp.	853,522	69,340,127
Kinder Morgan, Inc.	382,161	6,374,445
Occidental Petroleum Corp.	154,126	12,977,409
		152,465,344

TOTAL ENERGY		180,350,614

FINANCIALS - 13.9%
Banks - 7.8%
Bank of America Corp.	1,927,141	55,964,175
Citigroup, Inc.	517,694	34,525,013
JPMorgan Chase & Co.	691,307	73,976,762
U.S. Bancorp	316,109	15,802,289
Wells Fargo & Co.	884,284	47,742,493
		228,010,732
Capital Markets - 1.9%
Bank of New York Mellon Corp.	203,396	11,135,931
BlackRock, Inc. Class A	24,928	13,317,285
Goldman Sachs Group, Inc.	71,165	16,074,750
Morgan Stanley	277,920	13,934,909
		54,462,875
Consumer Finance - 0.8%
American Express Co.	145,119	14,265,198
Capital One Financial Corp.	97,954	9,207,676
		23,472,874
Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (a)	387,679	74,252,159
Insurance - 0.9%
Allstate Corp.	71,399	6,674,379
American International Group, Inc.	181,079	9,559,160
MetLife, Inc.	208,813	9,603,310
		25,836,849

TOTAL FINANCIALS		406,035,489

HEALTH CARE - 13.7%
Biotechnology - 3.4%
AbbVie, Inc.	321,102	31,769,832
Amgen, Inc.	134,650	24,185,833
Biogen, Inc. (a)	42,616	12,527,399
Celgene Corp. (a)	151,513	11,921,043
Gilead Sciences, Inc.	263,870	17,784,838
		98,188,945
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	350,613	21,573,218
Danaher Corp.	123,651	12,276,071
Medtronic PLC	272,993	23,564,756
		57,414,045
Health Care Providers & Services - 2.0%
CVS Health Corp.	204,360	12,954,380
UnitedHealth Group, Inc.	194,919	47,074,888
		60,029,268
Pharmaceuticals - 6.3%
Allergan PLC	66,537	10,033,780
Bristol-Myers Squibb Co.	328,855	17,304,350
Eli Lilly & Co.	194,206	16,515,278
Johnson & Johnson	540,423	64,645,399
Merck & Co., Inc.	543,100	32,330,743
Pfizer, Inc.	1,199,099	43,083,627
		183,913,177

TOTAL HEALTH CARE		399,545,435

INDUSTRIALS - 8.5%
Aerospace & Defense - 3.4%
General Dynamics Corp.	55,625	11,220,119
Lockheed Martin Corp.	50,045	15,741,154
Raytheon Co.	58,114	12,174,883
The Boeing Co.	111,428	39,240,484
United Technologies Corp.	149,824	18,701,032
		97,077,672
Air Freight & Logistics - 1.0%
FedEx Corp.	49,645	12,367,562
United Parcel Service, Inc. Class B	138,636	16,098,412
		28,465,974
Electrical Equipment - 0.3%
Emerson Electric Co.	127,877	9,058,807
Industrial Conglomerates - 2.4%
3M Co.	119,953	23,658,330
General Electric Co.	1,748,951	24,625,230
Honeywell International, Inc.	151,478	22,405,111
		70,688,671
Machinery - 0.6%
Caterpillar, Inc.	120,381	18,287,078
Road & Rail - 0.8%
Union Pacific Corp.	158,561	22,636,168

TOTAL INDUSTRIALS		246,214,370

INFORMATION TECHNOLOGY - 30.1%
Communications Equipment - 1.4%
Cisco Systems, Inc.	970,404	41,445,955
Internet Software & Services - 7.7%
Alphabet, Inc.:
Class A (a)	60,126	66,138,600
Class C (a)	61,309	66,519,652
Facebook, Inc. Class A (a)	482,616	92,556,096
		225,214,348
IT Services - 5.0%
Accenture PLC Class A	124,217	19,345,556
IBM Corp.	172,564	24,385,019
MasterCard, Inc. Class A	185,952	35,353,194
PayPal Holdings, Inc. (a)	227,246	18,650,079
Visa, Inc. Class A	363,107	47,465,347
		145,199,195
Semiconductors & Semiconductor Equipment - 3.2%
Intel Corp.	942,703	52,037,206
Qualcomm, Inc.	298,193	17,330,977
Texas Instruments, Inc.	198,167	22,176,869
		91,545,052
Software - 6.2%
Microsoft Corp.	1,550,987	153,299,555
Oracle Corp.	608,710	28,438,931
		181,738,486
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	1,022,070	190,994,223

TOTAL INFORMATION TECHNOLOGY		876,137,259

MATERIALS - 1.4%
Chemicals - 1.4%
DowDuPont, Inc.	471,350	30,218,249
Monsanto Co.	88,792	11,317,428
		41,535,677
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Simon Property Group, Inc.	62,679	10,042,429
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	1,236,794	39,973,182
Verizon Communications, Inc.	831,505	39,637,843
		79,611,025
UTILITIES - 1.5%
Electric Utilities - 1.5%
Duke Energy Corp.	141,021	10,881,180
Exelon Corp.	194,388	8,045,719
NextEra Energy, Inc.	94,753	15,710,995
Southern Co.	203,076	9,118,112
		43,756,006
TOTAL COMMON STOCKS
(Cost $2,254,333,668)		2,906,941,379
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (b)
(Cost $499,675)	500,000	499,527
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 1.76% (c)
(Cost $1,097,868)	1,097,649	1,097,868
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,255,931,211)		2,908,538,774
NET OTHER ASSETS (LIABILITIES) - 0.2%		6,369,106
NET ASSETS - 100%		$2,914,907,880

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	60	June 2018	$8,116,500	$(230,460)	$(230,460)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $419,603.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$114,432
Fidelity Securities Lending Cash Central Fund	10
Total	$114,442

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$396,181,763	$396,181,763	$--	$--
Consumer Staples	227,531,312	227,531,312	--	--
Energy	180,350,614	180,350,614	--	--
Financials	406,035,489	406,035,489	--	--
Health Care	399,545,435	399,545,435	--	--
Industrials	246,214,370	246,214,370	--	--
Information Technology	876,137,259	876,137,259	--	--
Materials	41,535,677	41,535,677	--	--
Real Estate	10,042,429	10,042,429	--	--
Telecommunication Services	79,611,025	79,611,025	--	--
Utilities	43,756,006	43,756,006	--	--
U.S. Government and Government Agency Obligations	499,527	--	499,527	--
Money Market Funds	1,097,868	1,097,868	--	--
Total Investments in Securities:	$2,908,538,774	$2,908,039,247	$499,527	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(230,460)	$(230,460)	$--	$--
Total Liabilities	$(230,460)	$(230,460)	$--	$--
Total Derivative Instruments:	$(230,460)	$(230,460)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(230,460)
Total Equity Risk	0	(230,460)
Total Value of Derivatives	$0	$(230,460)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,254,833,343)	$2,907,440,906
Fidelity Central Funds (cost $1,097,868)	1,097,868
Total Investment in Securities (cost $2,255,931,211)		$2,908,538,774
Dividends receivable		7,134,883
Distributions receivable from Fidelity Central Funds		5,158
Total assets		2,915,678,815
Liabilities
Payable for fund shares redeemed	$701,363
Payable for daily variation margin on futures contracts	57,300
Other payables and accrued expenses	12,272
Total liabilities		770,935
Net Assets		$2,914,907,880
Net Assets consist of:
Paid in capital		$2,185,517,993
Undistributed net investment income		29,601,019
Accumulated undistributed net realized gain (loss) on investments		47,411,765
Net unrealized appreciation (depreciation) on investments		652,377,103
Net Assets		$2,914,907,880
Net Asset Value, offering price and redemption price per share ($2,914,907,880 ÷ 165,523,285 shares)		$17.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$32,866,259
Interest		6,533
Income from Fidelity Central Funds		114,442
Total income		32,987,234
Expenses
Custodian fees and expenses	$14,762
Independent trustees' fees and expenses	7,837
Interest	703
Miscellaneous	4,987
Total expenses before reductions	28,289
Expense reductions	(87)
Total expenses after reductions		28,202
Net investment income (loss)		32,959,032
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	256,323,945
Futures contracts	1,067,572
Total net realized gain (loss)		257,391,517
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(200,724,923)
Futures contracts	(866,227)
Total change in net unrealized appreciation (depreciation)		(201,591,150)
Net gain (loss)		55,800,367
Net increase (decrease) in net assets resulting from operations		$88,759,399

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,959,032	$73,852,532
Net realized gain (loss)	257,391,517	144,738,191
Change in net unrealized appreciation (depreciation)	(201,591,150)	490,182,097
Net increase (decrease) in net assets resulting from operations	88,759,399	708,772,820
Distributions to shareholders from net investment income	(72,900,682)	(73,270,105)
Share transactions - net increase (decrease)	(642,140,871)	(327,906,362)
Total increase (decrease) in net assets	(626,282,154)	307,596,353
Net Assets
Beginning of period	3,541,190,034	3,233,593,681
End of period	$2,914,907,880	$3,541,190,034
Other Information
Undistributed net investment income end of period	$29,601,019	$69,542,669

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series 100 Index Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$17.48	$14.50	$13.87	$13.67	$11.77	$10.19
Income from Investment Operations
Net investment income (loss)A	.17	.35	.31	.29	.27	.25
Net realized and unrealized gain (loss)	.33	2.96	.63	.18	1.63	2.35
Total from investment operations	.50	3.31	.94	.47	1.90	2.60
Distributions from net investment income	(.37)	(.33)	(.31)	(.27)	–	(1.02)
Net asset value, end of period	$17.61	$17.48	$14.50	$13.87	$13.67	$11.77
Total ReturnB,C	2.87%	23.23%	7.00%	3.48%	16.14%	27.56%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	.04%	.10%	.10%	.10%	.18%
Expenses net of fee waivers, if any	- %F,G	.04%	.10%	.10%	.10%	.17%
Expenses net of all reductions	- %F,G	.04%	.10%	.10%	.10%	.17%
Net investment income (loss)	1.95%F	2.17%	2.27%	2.17%	2.11%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$2,914,908	$3,541,190	$1,544,113	$1,670,998	$1,814,733	$2,710,285
Portfolio turnover rateH	1%F	2%	4%	10%	8%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018

1. Organization.

Fidelity Series 100 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which FMR or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series 100 Index.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$987,560,937
Gross unrealized depreciation	(351,908,098)
Net unrealized appreciation (depreciation)	$635,652,839
Tax cost	$2,272,655,475

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration

2018	$(191,099,296)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $22,280,982 and $683,072,662, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$15,526	1.63%	$703

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,987 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $87.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Series 100 Index	$72,900,682	$34,597,905
Class F	–	38,672,200
Total	$72,900,682	$73,270,105

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Series 100 Index
Shares sold	4,440,159	122,401,097	$79,109,384	$1,966,050,563
Reinvestment of distributions	4,187,288	2,361,632	72,900,682	34,597,905
Shares redeemed	(45,657,160)	(28,699,517)	(794,150,937)	(459,828,310)
Net increase (decrease)	(37,029,713)	96,063,212	$(642,140,871)	$1,540,820,158
Class F
Shares sold	–	9,266,828	$–	$142,955,615
Reinvestment of distributions	–	2,641,544	–	38,672,200
Shares redeemed	–	(128,385,820)	–	(2,050,354,335)
Net increase (decrease)	–	(116,477,448)	$–	$(1,868,726,520)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

In May 2018, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund will distribute all of its net assets to its shareholders in the third quarter of 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Series 100 Index	-%-C
Actual		$1,000.00	$1,028.70	$--D
Hypothetical-E		$1,000.00	$1,024.93	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

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Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 24, 2018